UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08004

Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Kenneth C. Anderson, President

Aston Funds

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 268-1400

Date of fiscal year end:   October 31

Date of reporting period:   July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Montag & Caldwell Growth Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 93.64%

	Consumer Discretionary – 14.03%
249,876	Amazon.com *	$58,296,071
1,339,800	Bed Bath & Beyond *	81,660,810
1,349,600	Las Vegas Sands	49,152,432
893,400	McDonald’s	79,834,224
521,200	NIKE, Class B	48,654,020
1,693,600	Omnicom Group	84,984,848
1,839,600	Starbucks	83,297,088
1,794,700	TJX	79,469,316

		565,348,809

	Consumer Staples – 24.84%
2,516,500	Coca-Cola	203,333,200
1,156,600	Colgate-Palmolive	124,172,576
1,634,400	Costco Wholesale	157,196,592
4,220,200	Kraft Foods, Class A	167,584,142
1,425,800	PepsiCo	103,698,434
887,800	Philip Morris International	81,180,432
1,256,700	Procter & Gamble	81,107,418
2,388,500	Unilever (Netherlands)	82,761,525

		1,001,034,319

	Energy – 7.12%
2,005,400	Cameron International *	100,811,458
1,391,100	Occidental Petroleum	121,067,433
914,200	Schlumberger	65,145,892

		287,024,783

	Financials – 1.42%
1,694,300	Wells Fargo	57,284,283

	Healthcare – 13.97%
2,680,300	Abbott Laboratories	177,730,693
1,270,400	Allergan	104,261,728
1,798,500	AmerisourceBergen	71,400,450

Shares		Market Value

	Healthcare (continued)
1,681,454	Express Scripts *	$97,423,445
2,158,600	Stryker	112,311,958

		563,128,274

	Industrials – 6.49%
7,876,600	General Electric	163,439,450
1,300,200	United Parcel Service, Class B	98,308,122

		261,747,572

	Information Technology – 22.15%
950,000	Accenture, Class A (Ireland)	57,285,000
295,300	Apple *	180,357,428
2,153,700	eBay *	95,408,910
1,459,300	EMC *	38,248,253
158,909	Google, Class A *	100,584,630
4,065,300	Juniper Networks *	71,264,709
2,762,400	Oracle	83,424,480
2,533,400	Qualcomm	151,193,312
890,000	Visa, Class A	114,872,300

		892,639,022

	Materials – 3.62%
1,703,800	Monsanto	145,879,356

	Total Common Stocks (Cost $3,245,849,018)	3,774,086,418

INVESTMENT COMPANY – 6.31%
254,358,018	BlackRock Liquidity Funds TempCash Portfolio	254,358,018

	Total Investment Company (Cost $254,358,018)	254,358,018

Total Investments – 99.95% (Cost $3,500,207,036)**		4,028,444,436

Net Other Assets and Liabilities – 0.05%		2,039,641

Net Assets – 100.00%		$4,030,484,077

*	Non-income producing security.

**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$566,253,633
Gross unrealized depreciation	(38,016,233)

Net unrealized appreciation	$528,237,400

See accompanying Notes to Schedule of Investments.

1

Aston Funds

ASTON/Herndon Large Cap Value Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 94.85%

	Consumer Discretionary – 8.27%
23,163	Coach	$1,142,631
7,273	Ross Stores	483,218
36,004	TJX	1,594,257
18,314	Yum! Brands	1,187,480

		4,407,586

	Consumer Staples – 8.73%
43,253	Altria Group	1,555,810
2,448	Colgate-Palmolive	262,817
25,155	Herbalife (Cayman)	1,380,758
15,866	Philip Morris International	1,450,787

		4,650,172

	Energy – 25.64%
16,130	Apache	1,389,116
9,889	Chevron	1,083,637
19,346	ConocoPhillips	1,053,196
3,283	Diamond Offshore Drilling	214,774
15,578	Exxon Mobil	1,352,949
41,717	Halliburton	1,382,084
31,876	HollyFrontier	1,191,844
23,403	Marathon Petroleum	1,106,962
38,597	Newfield Exploration *	1,178,366
131,872	RPC	1,773,678
40,757	Valero Energy	1,120,818
20,210	Whiting Petroleum *	816,484

		13,663,908

	Financials – 18.18%
31,900	Aflac	1,396,582
41,453	American Capital Agency, REIT	1,456,658
39,485	Apartment Investment & Management, Class A, REIT	1,083,073
19,442	CBOE Holdings	554,097
318,742	Chimera Investment, REIT	688,483
32,380	Discover Financial Services	1,164,385
35,236	Eaton Vance	934,811

Shares		Market Value

	Financials (continued)
73,785	Federated Investors, Class B	$1,483,816
31,876	Waddell & Reed Financial, Class A	927,273

		9,689,178

	Healthcare – 9.22%
23,851	Eli Lilly	1,050,160
33,988	Endo Pharmaceuticals Holdings *	1,010,463
23,019	Express Scripts *	1,333,721
19,994	Gilead Sciences *	1,086,274
66,008	Health Management Associates, Class A	434,333

		4,914,951

	Industrials – 9.04%
10,177	Caterpillar	857,005
18,026	Copa Holdings SA, Class A (Panama)	1,397,556
10,177	Cummins	975,974
8,209	Joy Global	426,375
13,010	Lockheed Martin	1,161,403

		4,818,313

	Information Technology – 8.66%
2,184	Apple *	1,333,900
6,121	International Business Machines	1,199,594
29,284	Microsoft	862,999
30,580	Western Digital *	1,216,167

		4,612,660

	Materials – 7.11%
5,737	CF Industries Holdings	1,123,075
28,827	Cliffs Natural Resources	1,178,736
27,267	Freeport-McMoRan Copper & Gold	918,080
4,053	Kronos Worldwide	68,577
920	Newmarket	211,490
8,478	Walter Energy	290,795

		3,790,753

	Total Common Stocks (Cost $49,990,463)	50,547,521

INVESTMENT COMPANY – 6.11%

3,255,542	BlackRock Liquidity Funds TempCash Portfolio	3,255,542

	Total Investment Company (Cost $3,255,542)	3,255,542

Total Investments – 100.96% (Cost $53,246,005)		53,803,063

Net Other Assets and Liabilities – (0.96)%		(513,607)

Net Assets – 100.00%		$53,289,456

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,984,358
Gross unrealized depreciation	(2,427,300)

Net unrealized appreciation	$557,058

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/Cornerstone Large Cap Value Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 95.62%

	Consumer Discretionary – 9.29%
14,000	Hasbro	$501,480
27,900	Mattel	981,243
30,565	Staples	389,398
3,520	VF	525,536

		2,397,657

	Consumer Staples – 3.95%
13,700	Wal-Mart Stores	1,019,691

	Energy – 12.73%
5,850	Apache	503,802
9,275	Chevron	1,016,355
19,912	Hess	939,050
12,100	Royal Dutch Shell PLC, ADR	825,220

		3,284,427

	Financials – 12.59%
10,925	ACE (Switzerland)	802,988
13,525	Capital One Financial	764,027
34,275	Citigroup	929,881
54,975	Morgan Stanley	750,958

		3,247,854

	Healthcare – 15.20%
1,678	Bristol-Myers Squibb	59,737
21,175	Eli Lilly	932,335
22,825	Merck	1,008,180
22,550	Sanofi, ADR	916,432
24,575	Teva Pharmaceutical, SP ADR	1,004,872

		3,921,556

Shares		Market Value

	Industrials – 9.81%
19,300	Eaton	$846,112
12,425	General Dynamics	788,242
11,175	Parker Hannifin	897,576

		2,531,930

	Information Technology – 29.77%
1,805	Apple *	1,102,422
14,500	eBay *	642,350
1,545	Google, Class A *	977,939
29,400	Hewlett-Packard	536,256
23,200	Intel	596,240
3,455	International Business Machines	677,111
33,025	Microsoft	973,247
30,550	Oracle	922,610
31,525	Western Digital *	1,253,749

		7,681,924

	Materials – 2.28%
32,550	Vale SA, SP ADR	587,527

	Total Common Stocks (Cost $23,710,794)	24,672,566

INVESTMENT COMPANY – 3.78%

975,925	BlackRock Liquidity Funds TempCash Portfolio	975,925

	Total Investment Company (Cost $975,925)	975,925

Total Investments – 99.40% (Cost $24,686,719)**		25,648,491

Net Other Assets and Liabilities – 0.60%		154,731

Net Assets – 100.00%		$25,803,222

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,296,937
Gross unrealized depreciation	(1,335,165)

Net unrealized appreciation	$961,772

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/TAMRO Diversified Equity Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.82%
	Consumer Discretionary – 14.65%
3,070	Amazon.com *	$716,231
14,488	CarMax *	403,201
11,676	GNC Holdings, Class A	449,876
9,862	Home Depot	514,599
13,457	Macy’s	482,299
7,221	Tempur-Pedic International *	205,726
14,743	Toll Brothers *	430,053

		3,201,985

	Consumer Staples – 10.12%
11,233	Kraft Foods, Class A	446,063
7,953	McCormick & Co (Non-Voting Shares)	484,179
5,569	Philip Morris International	509,229
8,997	United Natural Foods *	488,537
7,838	Walgreen	284,990

		2,212,998

	Energy – 9.69%
2,718	EOG Resources	266,391
6,472	Exxon Mobil	562,093
10,205	Phillips 66	383,708
7,405	Range Resources	463,553
13,307	Southwestern Energy *	442,458

		2,118,203

	Financials – 17.92%
10,233	American Express	590,546
5,353	Berkshire Hathaway, Class B *	454,149
3,487	Franklin Resources	400,831
3,018	Goldman Sachs Group	304,516
6,351	Iberiabank	297,417
11,123	JPMorgan Chase	400,428
10,737	MetLife	330,378
2,159	Portfolio Recovery Associates *	182,824
13,436	Raymond James Financial	451,718

Shares		Market Value
	Financials (continued)
6,168	T. Rowe Price Group	$374,706
7,325	Western Union	127,675

		3,915,188

	Healthcare – 14.57%
10,938	Advisory Board *	492,101
4,901	Allergan	402,225
6,100	Athenahealth *	558,150
5,524	DaVita *	543,672
6,477	HMS Holdings *	222,874
7,706	Johnson & Johnson	533,409
10,560	Teva Pharmaceutical, SP ADR	431,798

		3,184,229

	Industrials – 12.11%
5,214	AGCO *	228,582
5,912	Boeing	436,956
13,689	Cintas	542,495
15,938	Colfax *	461,246
8,503	Danaher	449,043
3,178	Fluor	157,565
6,393	Morningstar	371,242

		2,647,129

	Information Technology – 13.23%
1,776	Apple *	1,084,710
8,202	BMC Software *	324,799
2,282	F5 Networks *	213,093
3,869	Factset Research Systems	359,662
369	Google, Class A *	233,566
8,226	Microchip Technology	274,584
6,727	QUALCOMM	401,467

		2,891,881

	Materials – 4.53%
6,081	Monsanto	520,655
4,318	Mosaic	250,919
2,889	Royal Gold	218,640

		990,214

	Total Common Stocks (Cost $17,119,697)	21,161,827

Number of Contracts
PURCHASED OPTIONS – 0.11%
29	Boeing - Call Strike @ $80 Exp 01/13	5,887
439	Cisco - Call Strike @ $20 Exp 01/13	7,902
63	Johnson & Johnson - Call Strike @ $70 Exp 01/13	10,206
50	JPMorgan Chase - Call Strike @ $55 Exp 01/13	250

	Total Purchased Options (Cost $111,357)	24,245

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/TAMRO Diversified Equity Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value
INVESTMENT COMPANY – 2.73%
597,053	BlackRock Liquidity Funds TempCash Portfolio	$597,053

	Total Investment Company (Cost $597,053)	597,053

Total Investments – 99.66% (Cost $17,828,107)**		21,783,125

Net Other Assets and Liabilities – 0.34%		73,958

Net Assets – 100.00%		$21,857,083

*	Non-income producing security.

**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,472,915
Gross unrealized depreciation	(517,897)

Net unrealized appreciation	$3,955,018

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/River Road Dividend All Cap Value Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.79%

	Consumer Discretionary – 14.28%
475,745	American Greetings, Class A	$6,322,651
343,900	Bob Evans Farms	13,247,028
78,165	Cracker Barrel Old Country Store	4,897,819
235,960	Darden Restaurants	12,076,433
132,330	Genuine Parts	8,473,090
314,525	Hasbro	11,266,285
563,600	Hillenbrand	9,744,644
179,250	Kohl’s	8,912,310
146,240	Meredith	4,831,770
628,630	National CineMedia	8,888,828
666,410	Regal Entertainment Group, Class A	9,209,786
263,740	Target	15,995,831
453,540	Thomson Reuters	12,839,717

		126,706,192

	Consumer Staples – 17.18%
280,355	Dr Pepper Snapple Group	12,778,581
530,950	General Mills	20,547,765
248,810	Kimberly-Clark	21,624,077
272,945	Molson Coors Brewing, Class B	11,551,032
286,350	PepsiCo	20,826,236
176,940	Procter & Gamble	11,419,708
110,790	Smucker (J.M.)	8,508,672
572,025	Sysco	16,811,815
172,735	Wal-Mart Stores	12,856,666
426,795	Walgreen	15,518,266

		152,442,818

	Energy – 6.27%
883,660	BreitBurn Energy Partners LP	16,232,834
157,685	Chevron	17,279,122

Shares		Market Value

	Energy (continued)
192,710	ConocoPhillips	$10,491,132
269,210	Nordic American Tankers (Bermuda)	3,149,757
94,790	Phillips 66	3,564,104
139,135	Transmontaigne Partners LP	4,974,076

		55,691,025

	Financials – 13.02%
90,815	BlackRock	15,462,162
241,935	Chubb	17,586,255
161,630	CME Group	8,422,539
204,049	Commerce Bancshares	8,035,450
382,085	Compass Diversified Holdings	5,280,415
333,845	OneBeacon Insurance Group, Class A (Bermuda)	4,236,493
182,220	PartnerRe (Bermuda)	13,200,017
187,370	PNC Financial Services Group	11,073,567
706,050	Sabra Health Care, REIT	13,076,046
193,595	Safety Insurance Group	8,204,556
254,785	Tower Group	4,749,192
186,445	U.S. Bancorp	6,245,908

		115,572,600

	Healthcare – 8.83%
248,085	AstraZeneca PLC, SP ADR	11,612,859
140,400	Becton, Dickinson	10,629,684
197,300	Johnson & Johnson	13,657,106
114,461	Landauer	6,519,699
339,715	Medtronic	13,391,565
286,887	Owens & Minor	8,093,082
600,430	Pfizer	14,434,337

		78,338,332

	Industrials – 14.67%
87,010	3M	7,937,922
405,425	ABM Industries	7,540,905
104,890	General Dynamics	6,654,222
259,550	Iron Mountain	8,360,105
163,025	Lockheed Martin	14,553,242
270,145	Norfolk Southern	20,004,237
210,495	Raytheon	11,678,263
298,415	Republic Services	8,633,146
239,050	United Parcel Service, Class B	18,074,571
131,080	United Technologies	9,757,595
493,015	Waste Management	16,959,716

		130,153,924

	Information Technology – 8.79%
378,855	Automatic Data Processing	21,424,250
339,310	CA	8,167,192
894,610	Intel	22,991,477
171,735	j2 Global	5,140,029
380,960	Microsoft	11,226,891
277,430	Paychex	9,069,187

		78,019,026

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value

	Materials – 2.14%
245,440	Bemis	$7,547,280
292,405	Nucor	11,462,276

		19,009,556

	Telecommunication Services – 5.81%
125,055	Atlantic Tele-Network	4,371,923
473,232	Telefonica Brasil SA ADR	11,049,967
368,145	Verizon Communications	16,618,065
677,995	Vodafone Group, SP ADR	19,492,356

		51,532,311

	Utilities – 5.80%
129,363	AmeriGas Partners LP	5,457,825
416,170	Avista	11,519,586
65,551	Duke Energy	4,443,047
117,470	Entergy	8,536,545
93,880	National Fuel Gas	4,594,487
416,145	UNS Energy	16,937,102

		51,488,592

	Total Common Stocks (Cost $771,737,070)	858,954,376

INVESTMENT COMPANY – 3.00%

26,620,311	BlackRock Liquidity Funds TempCash Portfolio	26,620,311

	Total Investment Company (Cost $26,620,311)	26,620,311

Total Investments – 99.79% (Cost $798,357,381)*		885,574,687

Net Other Assets and Liabilities – 0.21%		1,854,743

Net Assets – 100.00%		$887,429,430

*	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$96,719,695
Gross unrealized depreciation	(9,502,389)

Net unrealized appreciation	$87,217,306

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 93.11%

	Consumer Discretionary – 11.85%
185	Bob Evans Farms	$7,126
113	Cracker Barrel Old Country Store	7,081
325	Darden Restaurants	16,633
175	Genuine Parts	11,205
420	Hasbro	15,044
290	Hillenbrand	5,014
235	Kohl’s	11,684
185	Meredith	6,112
880	Regal Entertainment Group, Class A	12,162
360	Target	21,834
605	Thomson Reuters	17,128

		131,023

	Consumer Staples – 18.60%
370	Dr Pepper Snapple Group	16,865
720	General Mills	27,864
340	Kimberly-Clark	29,549
370	Molson Coors Brewing, Class B	15,658
385	PepsiCo	28,001
240	Procter & Gamble	15,490
150	Smucker (J.M.)	11,520
775	Sysco	22,777
230	Wal-Mart Stores	17,119
570	Walgreen	20,725

		205,568

	Energy – 5.76%
975	BreitBurn Energy Partners LP	17,911
210	Chevron	23,012
255	ConocoPhillips	13,882
368	Nordic American Tankers (Bermuda)	4,306
122	Phillips 66	4,587

		63,698

Shares		Market Value

	Financials – 9.78%
130	BlackRock	$22,134
340	Chubb	24,715
200	CME Group	10,422
262	Commerce Bancshares	10,318
240	PartnerRe (Bermuda)	17,386
255	PNC Financial Services Group	15,070
240	U.S. Bancorp	8,040

		108,085

	Healthcare – 8.71%
340	AstraZeneca PLC, SP ADR	15,915
190	Becton, Dickinson	14,385
260	Johnson & Johnson	17,997
460	Medtronic	18,133
375	Owens & Minor	10,579
800	Pfizer	19,232

		96,241

	Industrials – 15.37%
120	3M	10,948
395	ABM Industries	7,347
140	General Dynamics	8,882
335	Iron Mountain	10,790
215	Lockheed Martin	19,193
360	Norfolk Southern	26,658
270	Raytheon	14,980
380	Republic Services	10,993
330	United Parcel Service, Class B	24,951
170	United Technologies	12,655
655	Waste Management	22,532

		169,929

	Information Technology – 9.43%
515	Automatic Data Processing	29,123
460	CA	11,072
1,180	Intel	30,326
235	j2 Global	7,034
495	Microsoft	14,588
370	Paychex	12,095

		104,238

	Materials – 2.28%
330	Bemis	10,147
385	Nucor	15,092

		25,239

	Telecommunication Services – 5.75%
676	Telefonica Brasil SA ADR	15,785
490	Verizon Communications	22,119
890	Vodafone Group, SP ADR	25,588

		63,492

	Utilities – 5.58%
175	AmeriGas Partners LP	7,383
565	Avista	15,639

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value

	Utilities (continued)
78	Duke Energy	$5,287
165	Entergy	11,990
120	National Fuel Gas	5,873
380	UNS Energy	15,466

		61,638

	Total Common Stocks (Cost $990,987)	1,029,151

INVESTMENT COMPANY – 2.43%
26,845	BlackRock Liquidity Funds TempCash Portfolio	26,845

	Total Investment Company (Cost $26,845)	26,845

Total Investments – 95.54% (Cost $1,017,832)*		1,055,996

Net Other Assets and Liabilities – 4.46%		49,335

Net Assets – 100.00%		$1,105,331

*	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$43,003
Gross unrealized depreciation	(4,839)

Net unrealized appreciation	$38,164

ADR	American Depositary Receipt
LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/Fairpointe Mid Cap Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 99.68%

	Consumer Discretionary – 25.27%
7,661,478	Belo, Class A	$52,481,123
715,300	BorgWarner *	47,996,630
6,890,300	Gannett	97,222,133
7,675,900	H&R Block	123,812,267
8,524,368	Interpublic Group	84,135,512
1,233,900	Lear	43,865,145
1,433,100	Mattel	50,402,127
1,542,855	McGraw-Hill	72,452,471
13,532,854	New York Times, Class A *	104,879,619
1,514,897	Scholastic	45,643,847

		722,890,874

	Consumer Staples – 3.59%
370,220	Bunge	24,349,369
1,850,586	Molson Coors Brewing, Class B	78,316,800

		102,666,169

	Energy – 5.13%
1,402,492	Compagnie Generale de Geophysique-Veritas, SP ADR *	40,195,421
1,907,129	Denbury Resources *	28,835,790
1,721,692	FMC Technologies *	77,682,743

		146,713,954

	Financials – 6.44%
1,463,300	Cincinnati Financial	55,371,272
2,294,585	Eaton Vance	60,875,340
1,497,388	Northern Trust	67,981,415

		184,228,027

	Healthcare – 15.12%
22,374,136	Boston Scientific *	115,674,283
2,078,019	Charles River Laboratories *	70,714,987
2,332,268	Forest Laboratories *	78,247,591
2,439,731	Hospira *	84,780,652

Shares		Market Value

	Healthcare (continued)
108,800	Lincare Holdings	$4,504,320
1,442,353	Varian Medical Systems *	78,723,627

		432,645,460

	Industrials – 11.56%
1,223,400	Chicago Bridge & Iron (Netherlands)	43,724,316
1,765,400	Con-way	62,883,548
1,810,544	ManpowerGroup	64,419,156
9,914,300	Southwest Airlines	91,112,417
2,967,200	Werner Enterprises	68,482,976

		330,622,413

	Information Technology – 28.41%
2,964,664	Akamai Technologies *	104,296,880
2,661,200	Cree *	63,735,740
1,330,100	Harris	55,398,665
2,446,498	Itron *	95,340,027
2,474,100	Jabil Circuit	53,687,970
4,694,850	Lexmark International, Class A	82,112,927
609,804	Mentor Graphics *	9,317,805
1,883,786	Molex	47,320,704
1,870,764	Molex, Class A	38,687,400
3,237,300	Nuance Communications *	65,879,055
3,633,300	NVIDIA *	49,194,882
4,330,308	Unisys *	84,137,884
1,844,759	Zebra Technologies, Class A *	63,717,976

		812,827,915

	Materials – 4.16%
937,600	FMC	51,286,720
980,700	Sigma-Aldrich	67,864,440

		119,151,160

	Total Common Stocks (Cost $2,577,182,598)	2,851,745,972

INVESTMENT COMPANY – 0%

69,566	BlackRock Liquidity Funds TempCash Portfolio	69,566

	Total Investment Company (Cost $69,566)	69,566

Total Investments – 99.68% (Cost $2,577,252,164)**		2,851,815,538

Net Other Assets and Liabilities – 0.32%		9,026,088

Net Assets – 100.00%		$2,860,841,626

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$472,671,741
Gross unrealized depreciation	(198,108,367)

Net unrealized appreciation	$274,563,374

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.63%
	Consumer Discretionary – 20.69%
1,440	Bed Bath & Beyond *	$87,768
1,720	BorgWarner *	115,412
1,780	Dick’s Sporting Goods	87,434
5,260	LKQ *	185,836
1,220	O’Reilly Automotive *	104,603
3,670	Omnicom Group	184,161
770	Panera Bread, Class A *	121,267
1,360	PVH	108,025
540	Ralph Lauren	77,944
1,060	Ross Stores	70,426
950	Starwood Hotels & Resorts Worldwide	51,443
870	Tractor Supply	79,057
1,840	Warnaco Group (The) *	78,494

		1,351,870

	Consumer Staples – 7.15%
1,840	Church & Dwight	106,002
900	Fresh Market *	53,001
2,520	McCormick & Co (Non Voting Shares)	153,418
2,120	Mead Johnson Nutrition	154,675

		467,096

	Energy – 7.59%
3,040	Cameron International *	152,821
870	Core Laboratories (Netherlands)	97,057
3,260	Oceaneering International	168,509
1,640	SM Energy	77,228

		495,615

	Financials – 4.73%
1,210	IntercontinentalExchange *	158,776
4,540	MSCI, Class A *	150,501

		309,277

	Healthcare – 14.63%
3,910	Dentsply International	142,089

Shares		Market Value
	Healthcare (continued)
1,120	Edwards Lifesciences *	$113,344
1,520	Henry Schein *	113,711
1,140	IDEXX Laboratories *	100,514
1,080	Perrigo	123,142
4,110	ResMed *	129,712
2,090	Varian Medical Systems *	114,072
1,540	Waters *	119,319

		955,903

	Industrials – 18.87%
4,305	AMETEK	133,455
3,700	Donaldson	126,281
3,540	Expeditors International Washington	125,918
1,700	Fastenal	73,304
820	J.B. Hunt Transport Services	45,116
2,080	Jacobs Engineering Group *	80,226
1,860	Joy Global	96,608
5,930	Robert Half International	160,169
870	Roper Industries	86,522
1,520	Stericycle *	141,132
3,260	Verisk Analytics, Class A *	163,815

		1,232,546

	Information Technology – 19.24%
4,840	Altera	171,578
2,540	Amphenol, Class A	149,555
2,400	ANSYS *	143,904
1,400	F5 Networks *	130,732
1,180	FactSet Research Systems	109,693
2,280	Fiserv *	159,896
9,540	Juniper Networks *	167,236
7,980	NVIDIA *	108,049
1,720	Teradata *	116,306

		1,256,949

	Materials – 2.73%
2,730	Ecolab	178,678

	Total Common Stocks (Cost $5,507,244)	6,247,934

INVESTMENT COMPANY – 4.64%
303,031	BlackRock Liquidity Funds TempCash Portfolio	303,031

	Total Investment Company (Cost $303,031)	303,031

Total Investments – 100.27% (Cost $5,810,275)**		6,550,965

Net Other Assets and Liabilities – (0.27)%		(17,791)

Net Assets – 100.00%		$6,533,174

*	Non-income producing security.

**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$914,655
Gross unrealized depreciation	(173,965)

Net unrealized appreciation	$740,690

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/Cardinal Mid Cap Value Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 96.34%

	Consumer Discretionary – 11.16%
700	Cinemark Holdings	$16,366
650	HSN	27,534
610	John Wiley & Sons, Class A	29,067
1,300	Six Flags Entertainment	74,893
1,774	Virgin Media	48,572

		196,432

	Consumer Staples – 3.75%
860	Smucker (J.M.)	66,048

	Energy – 7.50%
2,020	Chesapeake Energy	38,016
440	Concho Resources *	37,510
1,395	World Fuel Services	56,484

		132,010

	Financials – 17.05%
2,080	Ares Capital	34,590
6,650	CapitalSource	43,557
1,035	Cash America International	39,661
3,530	CYS Investments, REIT	51,044
550	Entertainment Properties Trust, REIT	24,838
930	Hatteras Financial, REIT	27,202
1,920	Nelnet, Class A	45,139
1,260	Starwood Property Trust, REIT	28,048
100	T. Rowe Price Group	6,075

		300,154

	Healthcare – 4.07%
311	Henry Schein *	23,266
530	Teleflex	33,782

Shares		Market Value

	Healthcare (continued)
800	VCA Antech *	$14,560

		71,608

	Industrials – 15.77%
1,380	Atlas Air Worldwide Holdings *	62,597
1,001	Equifax	46,887
2,900	KAR Auction Services *	46,429
835	Stanley Black & Decker	55,853
1,056	Teledyne Technologies *	65,789

		277,555

	Information Technology – 28.10%
1,220	Broadridge Financial Solutions	25,827
3,640	Convergys	53,654
760	Fiserv *	53,299
860	Global Payments	36,825
280	Harris	11,662
1,270	IAC/InterActiveCorp	66,815
900	InterDigital	24,570
255	Intuit	14,795
1,985	j2 Global	59,411
1,300	Skyworks Solutions *	37,609
2,000	ValueClick *	31,420
3,030	Western Union	52,813
1,640	Yahoo! *	25,978

		494,678

	Materials – 8.94%
325	Albemarle	18,921
1,120	FMC	61,264
1,870	Silgan Holdings	77,063

		157,248

	Total Common Stocks (Cost $1,372,115)	1,695,733

INVESTMENT COMPANY – 5.01%

88,227	BlackRock Liquidity Funds TempCash Portfolio	88,227

	Total Investment Company (Cost $88,227)	88,227

Total Investments – 101.35% (Cost $1,460,342)**		1,783,960

Net Other Assets and Liabilities – (1.35)%		(23,688)

Net Assets – 100.00%		$1,760,272

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$359,096
Gross unrealized depreciation	(35,478)

Net unrealized appreciation	$323,618

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/TAMRO Small Cap Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.13%

	Consumer Discretionary – 17.82%
337,706	BJ’s Restaurants *	$13,366,402
1,389,716	Chico’s FAS	21,290,449
399,606	Coinstar *	18,977,289
1,798,726	EW Scripps (The), Class A *(a)	16,710,165
1,165,373	Grand Canyon Education *	19,391,807
517,166	Harman International Industries	20,867,648
664,694	MDC Holdings	21,177,151
412,403	Red Robin Gourmet Burgers *	12,310,230
417,539	Tempur-Pedic International *	11,895,686
1,261,228	Texas Roadhouse	21,831,857

		177,818,684

	Consumer Staples – 6.78%
392,315	Fresh Market *	23,103,430
336,968	TreeHouse Foods *	18,866,838
472,825	United Natural Foods *	25,674,398

		67,644,666

	Energy – 4.81%
1,415,772	Comstock Resources *	22,907,191
325,009	Contango Oil & Gas *	19,256,783
736,705	Precision Drilling (Canada) *	5,886,273

		48,050,247

	Financials – 19.73%
761,443	Bank of the Ozarks	24,510,850
999,562	East West Bancorp	21,790,452
1,540,647	Glacier Bancorp	23,371,615
144,796	Greenhill	5,751,297
434,260	Iberiabank	20,336,396
807,727	LaSalle Hotel Properties, REIT	21,210,911
188,951	Portfolio Recovery Associates *	16,000,371
706,014	Stifel Financial *	21,251,021

Shares		Market Value

	Financials (continued)
404,571	UMB Financial	$19,443,682
799,544	Waddell & Reed Financial, Class A	23,258,735

		196,925,330

	Healthcare – 19.69%
572,058	Advisory Board *	25,736,889
317,689	AMERIGROUP *	28,553,887
379,080	Analogic	24,268,702
328,961	Athenahealth *	30,099,932
1,311,931	DexCom *	14,444,360
2,608,702	Health Management Associates, Class A *	17,165,259
543,487	HMS Holdings *	18,701,388
330,489	Teleflex	21,065,369
299,724	United Therapeutics *	16,418,881

		196,454,667

	Industrials – 15.58%
752,988	Aerovironment *	17,589,800
266,833	Chicago Bridge & Iron (Netherlands)	9,536,611
942,112	Colfax *	27,264,721
561,810	Corporate Executive Board	25,916,295
293,678	Forward Air	9,826,466
299,655	Franklin Electric	16,903,539
356,502	Morningstar	20,702,071
116,167	Wabtec	9,198,103
492,062	Zillow *	18,531,055

		155,468,661

	Information Technology – 8.24%
605,545	Acme Packet *	9,597,888
324,687	CommVault Systems *	15,753,813
1,485,847	Ixia *	23,030,629
647,830	Netgear *	22,434,353
760,350	Websense *	11,412,854

		82,229,537

	Materials – 4.48%
273,164	Royal Gold	20,673,052
404,843	Westlake Chemical	24,031,480

		44,704,532

	Utilities – 1.00%
204,593	Northwest Natural Gas	9,961,633

	Total Common Stocks (Cost $751,351,582)	979,257,957

INVESTMENT COMPANY – 1.02%
10,225,651	BlackRock Liquidity Funds TempCash Portfolio	10,225,651

	Total Investment Company (Cost $10,225,651)	10,225,651

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/TAMRO Small Cap Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Market Value
Total Investments – 99.15% (Cost $761,577,233)**	$989,483,608

Net Other Assets and Liabilities – 0.85%	8,441,523

Net Assets – 100.00%	$997,925,131

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$260,191,655
Gross unrealized depreciation	(32,285,280)

Net unrealized appreciation	$227,906,375

(a)	This security has been determined by the Sub-Adviser to be an illiquid security. At July 31, 2012, this security amounted to $16,710,165 or 1.67% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/River Road Select Value Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.03%

	Consumer Discretionary – 22.67%
32,890	Abercrombie & Fitch, Class A	$1,111,682
184,870	Ascena Retail Group *	3,390,516
25,390	Ascent Capital Group, Class A *	1,263,914
149,800	Big Lots *	6,068,398
77,110	Bob Evans Farms	2,970,277
36,980	Cracker Barrel Old Country Store	2,317,167
95,290	DreamWorks Animation SKG, Class A *	1,829,568
99,860	Fred’s, Class A	1,418,012
94,700	Iconix Brand Group *	1,679,031
158,840	Madison Square Garden, Class A *	5,757,950
85,270	Pep Boys - Manny, Moe, & Jack	773,399
119,370	Rent-A-Center	4,244,797
77,130	Service Corp International	991,121
53,790	True Religion Apparel	1,411,450

		35,227,282

	Consumer Staples – 8.43%
63,630	Constellation Brands, Class A *	1,795,002
155,150	Harris Teeter Supermarkets	6,413,901
42,400	Industrias Bachoco, SP ADR	975,200
32,066	J & J Snack Foods	1,853,094
58,110	Village Super Market, Class A	2,057,675

		13,094,872

	Energy – 5.71%
37,200	Cloud Peak Energy *	615,660
61,540	Endeavour International *	527,398
37,950	Energen	1,943,419
141,209	Miller Energy Resources *	549,303
82,120	Nordic American Tankers (Bermuda)	960,804

Shares		Market Value

	Energy (continued)
54,870	Patterson-UTI Energy	$849,388
92,830	Resolute Energy *	804,836
61,010	Rex Energy *	773,607
146,640	Tetra Technologies *	1,016,215
114,680	Vaalco Energy *	840,604

		8,881,234

	Financials – 15.12%
7,905	Alleghany *	2,733,628
128,395	Alterra Capital Holdings (Bahamas)	2,987,752
124,520	BGC Partners, Class A	618,864
15,735	Capital Southwest	1,642,734
19,449	Commerce Bancshares	765,902
34,400	FirstService (Canada) *	916,416
84,920	Hilltop Holdings *	892,509
22,950	Navigators Group *	1,111,468
24,090	Oppenheimer Holdings, Class A	335,092
34,350	PartnerRe (Bermuda)	2,488,314
38,830	SEI Investments	822,419
33,870	Tower Group	631,337
67,630	W. R. Berkley	2,477,287
9,935	White Mountains Insurance Group	5,072,712

		23,496,434

	Healthcare – 8.70%
21,040	Chemed	1,320,681
62,180	Ensign Group	1,744,149
14,180	Hanger *	365,419
54,340	Hill-Rom Holdings	1,420,991
69,070	ICU Medical *	3,683,503
74,150	Nordion (Canada)	700,717
38,130	Owens & Minor	1,075,647
106,620	STERIS	3,212,461

		13,523,568

	Industrials – 17.50%
71,200	ABM Industries	1,324,320
119,890	Aircastle (Bermuda)	1,418,299
4,184	Allegiant Travel *	297,315
78,510	Brink’s	1,821,432
24,900	Cubic	1,204,413
127,300	Dolan *	621,224
90,690	Equifax	4,247,920
57,840	G & K Services, Class A	1,822,538
253,660	Geo Group *	5,864,619
57,620	Insperity	1,511,949
69,050	John Bean Technologies	1,011,582
83,240	Korn/Ferry International *	1,095,438
51,219	Standard Parking *	1,086,355
61,920	Unifirst	3,877,430

		27,204,834

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/River Road Select Value Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value
	Information Technology – 12.69%
129,840	Convergys	$1,913,842
52,730	CSG Systems International *	929,630
92,410	Daktronics	714,329
87,550	DST Systems	4,718,945
185,380	Ingram Micro, Class A *	2,778,846
40,990	Ituran Location and Control (Israel)	463,187
25,970	j2 Global	777,282
23,660	Lexmark International, Class A	413,813
17,090	Mantech International, Class A	374,784
17,470	MTS Systems	759,421
140,220	NeuStar, Class A *	4,965,190
38,770	Total System Services	916,911

		19,726,180

	Materials – 1.57%
16,200	Aptargroup	810,162
22,440	Kraton Performance Polymers *	525,545
12,450	Stepan	1,103,817

		2,439,524

	Telecommunication Services – 0.78%
34,830	Atlantic Tele-Network	1,217,657

	Utilities – 1.86%
53,660	Avista	1,485,309
29,940	UGI	917,661
11,960	UNS Energy	486,772

		2,889,742

	Total Common Stocks (Cost $128,867,637)	147,701,327

INVESTMENT COMPANY – 5.25%
8,161,736	BlackRock Liquidity Funds TempCash Portfolio	8,161,736

	Total Investment Company (Cost $8,161,736)	8,161,736

Total Investments – 100.28% (Cost $137,029,373)**		155,863,063

Net Other Assets and Liabilities – (0.28)%		(442,768)

Net Assets – 100.00%		$155,420,295

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$24,639,666
Gross unrealized depreciation	(5,805,976)

Net unrealized appreciation	$18,833,690

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/River Road Small Cap Value Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.87%

	Consumer Discretionary – 26.05%
42,180	Abercrombie & Fitch, Class A	$1,425,684
330,368	Ascena Retail Group *	6,058,949
49,091	Ascent Capital Group, Class A *	2,443,750
278,890	Big Lots *	11,297,834
141,650	Bob Evans Farms	5,456,358
66,119	Cracker Barrel Old Country Store	4,143,017
171,130	DreamWorks Animation SKG, Class A *	3,285,696
186,298	Fred’s, Class A	2,645,432
12,540	Frisch’s Restaurants	407,675
175,010	Iconix Brand Group *	3,102,927
422,521	Mac-Gray (a)	5,843,466
287,850	Madison Square Garden, Class A *	10,434,563
167,839	Monarch Casino & Resort *	1,253,757
173,820	Motorcar Parts of America *	773,499
152,020	Pep Boys - Manny, Moe, & Jack	1,378,821
217,845	Rent-A-Center	7,746,568
149,152	Service Corp International	1,916,603
99,810	True Religion Apparel	2,619,014

		72,233,613

	Consumer Staples – 8.79%
282,519	Harris Teeter Supermarkets	11,679,336
133,480	Industrias Bachoco, SP ADR (Mexico)	3,070,040
59,304	J & J Snack Foods	3,427,178
17,907	Omega Protein *	149,165
170,796	Village Super Market, Class A	6,047,886

		24,373,605

	Energy – 5.90%
67,740	Cloud Peak Energy *	1,121,097
112,653	Endeavour International *	965,436

Shares		Market Value

	Energy (continued)
535,313	Evolution Petroleum *	$4,469,864
527,508	Miller Energy Resources *	2,052,006
151,420	Nordic American Tankers (Bermuda)	1,771,614
173,280	Resolute Energy *	1,502,338
85,570	Rex Energy *	1,085,028
265,379	Tetra Technologies *	1,839,077
212,255	Vaalco Energy *	1,555,829

		16,362,289

	Financials – 13.82%
228,371	Alterra Capital Holdings (Bahamas)	5,314,193
233,880	BGC Partners, Class A	1,162,384
29,447	Capital Southwest	3,074,267
229,752	Dime Community Bancshares	3,331,404
22,465	First Citizens BancShares, Class A	3,690,775
65,010	FirstService (Canada) *	1,731,866
158,640	Hilltop Holdings *	1,667,306
155,539	Medallion Financial	1,723,372
44,947	Navigators Group *	2,176,783
77,089	Oppenheimer Holdings, Class A	1,072,308
286,740	SWS Group	1,643,020
35,698	Tompkins Financial	1,401,503
61,135	Tower Group	1,139,556
17,968	White Mountains Insurance Group	9,174,281

		38,303,018

	Healthcare – 9.00%
39,305	Chemed	2,467,175
114,323	Ensign Group	3,206,760
25,960	Hanger *	668,989
98,700	Hill-Rom Holdings	2,581,005
127,903	ICU Medical *	6,821,067
132,340	Nordion (Canada)	1,250,613
69,640	Owens & Minor	1,964,544
198,930	STERIS	5,993,761

		24,953,914

	Industrials – 15.96%
130,670	ABM Industries	2,430,462
216,740	Aircastle (Bermuda)	2,564,034
7,669	Allegiant Travel *	544,959
139,790	Brink’s	3,243,128
45,696	Cubic	2,210,316
234,420	Dolan *	1,143,970
109,562	G & K Services, Class A	3,452,299
467,760	Geo Group *	10,814,611
109,309	Insperity	2,868,268
126,780	John Bean Technologies	1,857,327
155,210	Korn/Ferry International *	2,042,564
182,409	Standard Parking *	3,868,895
115,003	Unifirst	7,201,488

		44,242,321

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/River Road Small Cap Value Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value

	Information Technology – 13.72%
32,461	Computer Services	$1,006,616
239,790	Convergys	3,534,505
95,800	CSG Systems International *	1,688,954
171,040	Daktronics	1,322,139
162,260	DST Systems	8,745,814
185,639	Electro Rent	3,111,310
307,323	Ingram Micro, Class A *	4,606,772
95,480	Ituran Location and Control (Israel)	1,078,924
39,970	j2 Global	1,196,302
42,160	Lexmark International, Class A	737,378
31,260	Mantech International, Class A	685,532
31,207	MTS Systems	1,356,568
252,990	NeuStar, Class A *	8,958,376

		38,029,190

	Materials – 1.55%
27,343	Aptargroup	1,367,423
40,140	Kraton Performance Polymers *	940,079
22,559	Stepan	2,000,081

		4,307,583

	Telecommunication Services – 0.81%
64,080	Atlantic Tele-Network	2,240,237

	Utilities – 1.27%
94,030	Avista	2,602,750
22,390	UNS Energy	911,273

		3,514,023

	Total Common Stocks (Cost $203,841,071)	268,559,793

INVESTMENT COMPANY – 3.07%
8,526,315	BlackRock Liquidity Funds TempFund Portfolio	8,526,315

	Total Investment Company (Cost $8,526,315)	8,526,315

Total Investments – 99.94% (Cost $212,367,386)**		277,086,108

Net Other Assets and Liabilities – 0.06%		162,863

Net Assets – 100.00%		$277,248,971

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$73,505,764
Gross unrealized depreciation	(8,787,042)

Net unrealized appreciation	$64,718,722

(a) This security has been determined by the Sub-Adviser to be an illiquid security. At July 31, 2012, this security amounted to $5,843,466 or 2.11% of net assets.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/River Road Independent Value Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 47.44%

	Consumer Discretionary – 7.34%
44,409	Aaron’s *	$1,302,517
806,832	American Greetings, Class A	10,722,798
186,551	Big Lots *	7,557,181
165,453	Core-Mark Holding	7,989,725
41,099	Rent-A-Center	1,461,480
725,907	Valassis Communications *	16,369,203

		45,402,904

	Consumer Staples – 4.43%
1,001,854	Cott (Canada) *	8,445,629
372,827	Harris Teeter Supermarkets	15,412,668
162,433	Oil-Dri Corporation of America (a)	3,562,156

		27,420,453

	Energy – 8.60%
557,419	Bill Barrett *	11,739,244
104,958	Cimarex Energy	5,950,069
139,949	Contango Oil & Gas *	8,291,978
880,663	Patterson-UTI Energy	13,632,663
340,617	Unit *	13,542,932

		53,156,886

	Financials – 2.45%
173,592	Baldwin & Lyons, Class B	4,032,542
320,555	Potlatch, REIT	11,094,409

		15,126,951

	Healthcare – 6.52%
28,683	Bio-Rad Laboratories, Class A *	2,759,591
398,202	Covance *	18,691,602
668,334	Owens & Minor	18,853,702

		40,304,895

Shares		Market Value

	Industrials – 4.08%
136,159	Alamo Group	$3,898,232
168,686	Copart *	4,007,979
160,526	Orbital Sciences *	2,102,891
698,360	Sykes Enterprises *	10,328,744
77,999	Unifirst	4,884,297

		25,222,143

	Information Technology – 9.35%
206,292	Benchmark Electronics *	3,251,162
962,115	CSG Systems International *	16,962,087
1,257,850	EPIQ Systems (a)	14,201,127
610,882	FLIR Systems	12,492,537
262,805	Mantech International, Class A	5,763,314
304,049	Supertex *	5,165,793

		57,836,020

	Materials – 2.82%
1,169,001	Pan American Silver (Canada)	17,464,875

	Utilities – 1.85%
252,298	Artesian Resources, Class A (a)	5,429,453
324,673	California Water Service Group	5,996,710

		11,426,163

	Total Common Stocks (Cost $302,157,796)	293,361,290

Total Investments – 47.44% (Cost $302,157,796)**		293,361,290

Net Other Assets and Liabilities – 52.56%		324,986,033

Net Assets – 100.00%		$618,347,323

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$15,609,075
Gross unrealized depreciation	(24,405,581)

Net unrealized depreciation	$(8,796,506)

(a)	These securities have been determined by the Sub-Adviser to be illiquid securities. At July 31, 2012, these securities amounted to $23,192,736 or 3.75% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON/Silvercrest Small Cap Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 99.30%

	Consumer Discretionary – 11.76%
5,252	AFC Enterprises *	$116,017
2,240	Bob Evans Farms	86,285
2,167	Core-Mark Holding	104,644
3,255	Drew Industries *	87,429
3,395	Maidenform Brands *	71,567
2,523	Matthews International , Class A	73,167

		539,109

	Consumer Staples – 4.41%
1,744	J & J Snack Foods	100,786
1,464	Lancaster Colony	101,440

		202,226

	Energy – 4.18%
2,749	Rosetta Resources *	114,688
4,105	Swift Energy *	76,722

		191,410

	Financials – 21.79%
6,100	Duff & Phelps, Class A	89,914
2,448	EastGroup Properties, REIT	130,919
5,678	FirstMerit	91,984
6,044	Horace Mann Educators	105,407
2,119	Iberiabank	99,233
4,233	Independent Bank/Rockland MA	125,762
1,904	Mid-America Apartment Communities, REIT	131,814
2,322	Prosperity Bancshares	94,203
4,648	Protective Life	129,726

		998,962

	Healthcare – 7.56%
1,507	Analogic	96,478
1,894	ICU Medical *	101,007

Shares		Market Value

	Healthcare (continued)
2,833	Invacare	$39,917
2,193	West Pharmaceutical Services	109,168

		346,570

	Industrials – 25.29%
5,615	Altra Holdings	92,760
2,513	Applied Industrial Technologies	93,383
3,448	Astec Industries *	100,682
1,763	Cubic	85,276
3,256	EMCOR Group	85,730
3,407	Hexcel *	79,349
2,909	Mine Safety Appliances	99,837
3,111	Mistras Group *	69,935
2,070	TAL International Group	70,690
1,750	Teledyne Technologies *	109,025
1,867	Tennant	77,798
3,997	Thermon Group Holdings *	85,856
5,579	US Ecology	108,791

		1,159,112

	Information Technology – 10.49%
1,899	ACI Worldwide *	83,575
3,217	FEI	153,483
2,015	Littelfuse	108,085
3,475	MKS Instruments	91,740
1,527	Scansource *	44,084

		480,967

	Materials – 7.26%
2,322	HB Fuller	67,849
1,947	Innophos Holdings	112,868
5,603	PH Glatfelter	89,144
1,779	Sensient Technologies	63,066

		332,927

	Utilities – 6.56%
2,072	MGE Energy	99,332
3,899	Portland General Electric	106,170
2,573	UIL Holdings	95,304

		300,806

	Total Common Stocks (Cost $4,561,697)	4,552,089

INVESTMENT COMPANY – 11.21%
513,938	BlackRock Liquidity Funds TempCash Portfolio	513,938

	Total Investment Company (Cost $513,938)	513,938

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON/Silvercrest Small Cap Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Market Value
Total Investments – 110.51% (Cost $5,075,635)**	$5,066,027

Net Other Assets and Liabilities – (10.51)%	(481,853)

Net Assets – 100.00%	$4,584,174

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$182,268
Gross unrealized depreciation	(191,876)

Net unrealized depreciation	$(9,608)

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/Small Cap Growth Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 97.25%

	Consumer Discretionary – 13.65%
1,355	Arctic Cat *	$59,620
4,102	Brunswick	90,203
5,603	Cablevision Systems, Class A	85,950
2,016	Genesco *	133,500
3,720	GNC Holdings, Class A	143,332
3,438	Jarden	155,398
1,970	Life Time Fitness *	89,458
59,019	Office Depot *	105,054
15,139	OfficeMax *	67,974
5,032	Shutterfly *	165,201

		1,095,690

	Energy – 5.39%
2,177	Carrizo Oil & Gas *	54,882
1,561	Clayton Williams Energy *	64,438
3,774	Gulfport Energy *	77,745
28,327	Magnum Hunter Resources *	107,643
3,267	Oasis Petroleum *	85,530
1,011	Rosetta Resources *	42,179

		432,417

	Financials – 3.34%
13,996	DFC Global *	268,303

	Healthcare – 23.54%
4,647	Acadia Healthcare *	75,003
16,075	Allscripts Healthcare Solutions *	147,890
3,878	Amarin PLC, ADR *	45,411
1,823	Cubist Pharmaceuticals *	78,498
5,190	DexCom *	57,142
56,973	Health Management Associates, Class A *	374,882

Shares		Market Value

	Healthcare (continued)
3,483	HealthSouth *	$78,019
1,322	HeartWare International *	118,041
1,200	Jazz Pharmaceuticals PLC (Ireland) *	57,684
2,858	MAKO Surgical *	36,411
2,386	Masimo *	53,446
652	Medivation *	65,004
859	Questcor Pharmaceuticals *	31,671
35,541	Tenet Healthcare *	164,199
7,758	Threshold Pharmaceuticals *	53,841
24,759	Vanguard Health Systems *	210,452
7,934	Volcano *	209,854
501	WellCare Health Plans *	32,475

		1,889,923

	Industrials – 23.30%
22,805	ACCO Brands *	193,158
3,942	Ameresco, Class A *	47,935
6,082	Encore Capital Group *	170,296
4,225	Genesee & Wyoming, Class A *	262,204
18,036	Geo Group *	416,992
9,112	Hexcel *	212,219
11,069	Kelly Services, Class A	131,278
6,170	Triumph Group	385,810
1,505	Woodward	50,523

		1,870,415

	Information Technology – 24.97%
2,184	Aruba Networks *	30,969
1,465	Aspen Technology *	34,252
15,041	AVG Technologies (Netherlands) *	150,861
4,258	Cadence Design Systems *	52,033
2,637	DealerTrack Holdings *	76,921
5,107	EPAM Systems *	81,916
32,327	Internap Network Services *	208,186
9,781	Kenexa *	232,886
3,261	Liquidity Services *	149,093
11,285	Microsemi *	218,478
6,372	Millennial Media *	63,274
4,505	OCZ Technology Group *	28,246
3,247	Parametric Technology *	69,940
4,309	Semtech *	102,942
1,134	Sourcefire *	57,891
4,092	Synchronoss Technologies *	78,239
7,699	VeriFone Systems *	279,397
5,909	Virtusa *	89,520

		2,005,044

	Materials – 0.55%
813	Kaiser Aluminum	44,341

	Telecommunication Services – 2.51%
8,034	tw telecom *	201,895

	Total Common Stocks (Cost $8,030,516)	7,808,028

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/Small Cap Growth Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value
WARRANTS – 0%

	Energy – 0.00%
1,517	Magnum Hunter Resources, Expiration 10/14/13	$0

	Total Warrants (Cost $—)	0

INVESTMENT COMPANY – 3.88%

311,549	BlackRock Liquidity Funds TempCash Portfolio	311,549

	Total Investment Company (Cost $311,549)	311,549

Total Investments – 101.13% (Cost $8,342,065)**		8,119,577

Net Other Assets and Liabilities – (1.13)%		(90,582)

Net Assets – 100.00%		$8,028,995

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$459,876
Gross unrealized depreciation	(682,364)

Net unrealized depreciation	$(222,488)

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/Veredus Select Growth Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 93.00%

	Consumer Discretionary – 13.79%
56,025	D.R. Horton	$987,721
28,900	Lennar, Class A	844,169
37,900	Lowe’s	961,523
8,775	Lululemon Athletica *	495,612
21,000	Mattel	738,570
21,975	Michael Kors Holdings *	907,348
7,000	Ulta Salon Cosmetics & Fragrance	594,160

		5,529,103

	Consumer Staples – 6.72%
22,800	Dr Pepper Snapple Group	1,039,224
22,750	PepsiCo	1,654,607

		2,693,831

	Energy – 4.70%
25,700	Cabot Oil & Gas	1,084,283
24,050	Southwestern Energy *	799,663

		1,883,946

	Financials – 10.80%
25,075	American Express	1,447,078
50,000	Blackstone Group	692,500
34,300	Comerica	1,036,203
83,425	Fifth Third Bancorp	1,152,933

		4,328,714

	Healthcare – 16.04%
24,475	Abbott Laboratories	1,622,937
9,925	Biogen Idec *	1,447,363
30,150	HCA Holdings	798,372
23,225	Illumina *	963,141
10,450	Questcor Pharmaceuticals *	385,292
15,600	Watson Pharmaceuticals *	1,214,148

		6,431,253

Shares		Market Value

	Industrials – 10.66%
29,275	BE Aerospace *	$1,148,458
13,400	Deere	1,029,388
7,875	Hubbell, Class B	647,955
36,450	Quanta Services *	837,985
32,200	United Continental Holdings *	608,258

		4,272,044

	Information Technology – 27.32%
9,500	Accenture, Class A (Ireland)	572,850
3,375	Apple *	2,061,315
37,450	eBay *	1,659,035
1,750	Google, Class A *	1,107,697
5,175	International Business Machines	1,014,196
76,700	Microsoft	2,260,349
30,400	Nuance Communications *	618,640
12,850	Visa, Class A	1,658,550

		10,952,632

	Materials – 2.97%
30,775	Vulcan Materials	1,192,224

	Total Common Stocks (Cost $34,932,933)	37,283,747

INVESTMENT COMPANY – 8.38%

3,360,865	BlackRock Liquidity Funds TempCash Portfolio	3,360,865

	Total Investment Company (Cost $3,360,865)	3,360,865

Total Investments – 101.38% (Cost $38,293,798)**		40,644,612

Net Other Assets and Liabilities – (1.38)%		(552,699)

Net Assets – 100.00%		$40,091,913

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,159,668
Gross unrealized depreciation	(808,854)

Net unrealized appreciation	$2,350,814

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/Veredus Small Cap Growth Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 95.13%

	Consumer Discretionary – 20.37%
34,708	Amerigon *	$390,464
7,420	Chuy’s Holdings *	129,182
27,869	Francesca’s Holdings *	875,365
13,900	Jack in the Box *	375,161
20,375	MDC Holdings	649,148
25,350	Ryland Group	605,358
11,915	Select Comfort *	309,909
34,275	Sinclair Broadcast Group, Class A	349,605
15,042	Sonic Automotive, Class A	257,519
9,525	Sturm Ruger	470,821
4,340	Ulta Salon Cosmetics & Fragrance	368,379
23,200	Zagg *	257,520

		5,038,431

	Consumer Staples – 8.30%
30,500	B&G Foods	854,000
17,685	Elizabeth Arden *	689,892
4,907	Hain Celestial Group *	273,271
13,550	Schiff Nutrition International *	236,854

		2,054,017

	Financials – 8.51%
23,950	Apollo Global Management LLC, Class A	325,002
15,175	Banner	344,928
17,999	Calamos Asset Management, Class A	190,249
8,200	MarketAxess Holdings	247,804
21,200	Old National Bancorp	259,488
12,750	Piper Jaffray *	271,703
9,005	Post Properties, REIT	465,108

		2,104,282

Shares		Market Value

	Healthcare – 22.41%
10,300	ABIOMED *	$232,265
15,885	Acadia Healthcare *	256,384
31,101	Akorn *	425,151
16,700	Align Technology *	567,132
13,150	Cynosure, Class A *	329,276
22,521	Exact Sciences *	230,840
67,125	Health Management Associates, Class A *	441,683
21,642	Healthstream *	604,677
21,375	NuVasive *	446,524
10,225	PerkinElmer	261,249
6,380	Questcor Pharmaceuticals *	235,231
22,350	Spectranetics *	263,730
20,375	Spectrum Pharmaceuticals *	285,046
23,785	Vivus *	500,199
7,150	WellCare Health Plans *	463,463

		5,542,850

	Industrials – 14.94%
6,150	Azz	188,867
96,825	Builders FirstSource *	348,570
30,869	Dycom Industries *	537,738
15,300	Hexcel *	356,337
29,465	MasTec *	470,261
19,828	Mistras Group *	445,733
1,567	Portfolio Recovery Associates *	132,694
8,800	Team *	274,032
11,050	Trex *	281,554
57,700	US Airways Group *	661,242

		3,697,028

	Information Technology – 17.53%
8,085	ACI Worldwide *	355,821
21,950	Allot Communications *	539,531
14,900	Anaren *	299,043
73,600	Callidus Software *	340,768
8,600	Cardtronics *	266,686
14,812	Heartland Payment Systems	469,540
25,802	LivePerson *	482,497
38,225	Move *	352,052
33,150	ServiceSource International *	373,932
77,772	Silicon Image *	304,866
21,050	Tangoe *	403,950
25,760	TeleNav *	148,635

		4,337,321

	Materials – 3.07%
12,800	Cabot	499,200
7,525	Eagle Materials	261,494

		760,694

	Total Common Stocks (Cost $22,280,441)	23,534,623

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/Veredus Small Cap Growth Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value
WARRANTS – 0%

	Energy – 0.00%
4,906	Magnum Hunter Resources, Expiration 10/14/13	$0

	Total Warrants (Cost $—)	0

INVESTMENT COMPANY – 3.26%

805,666	BlackRock Liquidity Funds TempCash Portfolio	805,666

	Total Investment Company (Cost $805,666)	805,666

Total Investments – 98.39% (Cost $23,086,107)**		24,340,289

Net Other Assets and Liabilities – 1.61%		398,630

Net Assets – 100.00%		$24,738,919

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,860,301
Gross unrealized depreciation	(1,606,119)

Net unrealized appreciation	$1,254,182

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Par Value		Market Value

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 12.10%

	Fannie Mae – 3.63%
$ 936,207	5.000%, 09/25/33 Series 2003-92, Class PZ, REMIC	$1,091,989
1,163,693	5.555%, 09/25/36 (a) (b) Series 2009-86, Class CI, REMIC	154,034
782,774	6.375%, 10/25/36 (a) (b) Series 2007-57, Class SX, REMIC	116,290
191,138	5.500%, 03/25/38 Series 2008-14, Class ZA, REMIC	219,900
281,145	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	319,265
423,281	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	462,636
104,074	4.000%, 08/25/41 Series 2011-77, Class CZ, REMIC	105,899
220,306	8.810%, 09/25/41 (a) Series 2011-88, Class SB, REMIC	226,873
247,918	13.214%, 09/25/41 (a) Series 2011-87, Class US, REMIC	254,814
1,014,669	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	997,062
1,520,100	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,644,327

		5,593,089

Par Value		Market Value

	Freddie Mac – 6.22%
$ 729,958	5.000%, 12/15/34 Series 2909, Class Z, REMIC	$821,124
1,614,438	5.000%, 03/15/35 Series 2945, Class CZ, REMIC	1,813,797
573,521	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	656,914
573,177	5.858%, 04/15/37 (a) (b) Series 3301, Class MS, REMIC	80,213
531,528	5.758%, 11/15/37 (a) (b) Series 3382, Class SB, REMIC	57,806
436,064	6.148%, 11/15/37 (a) (b) Series 3384, Class S, REMIC	57,942
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,649,054
1,387,615	5.278%, 01/15/39 (a) (b) Series 3500, Class SA, REMIC	140,244
1,433,615	4.500%, 01/15/40 Series 3818, Class JA, REMIC	1,494,391
57,769	14.254%, 10/15/40 (a) Series 3747, Class KS, REMIC	61,077
106,173	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	116,620
203,331	9.403%, 01/15/41 (a) Series 3796, Class SK, REMIC	209,535
4,413	13.064%, 04/15/41 (a) Series 3864, Class MS, REMIC	4,421
340,424	4.000%, 06/15/41 Series 3872, Class BA, REMIC	363,865
208,148	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	228,534
366,030	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	390,205
39,705	12.754%, 07/15/41 (a) Series 3899, Class SD, REMIC	40,165
374,553	9.070%, 09/15/41 (a) Series 3924, Class US, REMIC	381,695
511,786	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	517,236

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Freddie Mac (continued)
$ 462,141	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	$490,537

		9,575,375

	Government National Mortgage Association – 2.25%
53,019	30.896%, 03/20/34 (a) Series 2004-35, Class SA	103,285
1,311,598	7.383%, 08/20/38 (a) (b) Series 2008-69, Class SB	228,221
1,550,754	5.951%, 03/20/39 (b) Series 2010-98, Class IA	156,917
1,152,846	4.500%, 05/16/39 Series 2009-32, Class ZE	1,296,306
576,423	4.500%, 05/20/39 Series 2009-35, Class DZ	664,737
567,857	4.500%, 09/20/39 Series 2009-75, Class GZ	652,583
3,035,463	5.203%, 06/20/41 (a) (b) Series 2011-89, Class SA	364,852

		3,466,901

	Total Agency Collateralized Mortgage Obligations (Cost $17,573,137)	18,635,365

U.S. GOVERNMENT OBLIGATIONS – 19.04%

	U.S. Treasury Bills – 4.12%
1,440,000	0.086%, 10/04/12	1,439,814
710,000	0.079%, 10/05/12	709,908
2,100,000	0.099%, 11/01/12	2,099,465
2,100,000	0.125%, 12/06/12	2,099,131

		6,348,318

	U.S. Treasury Bonds – 1.27%
1,440,000	4.250%, 11/15/40	1,955,251

	U.S. Treasury Notes – 13.65%
1,870,000	2.750%, 11/30/16	2,050,279
5,150,000	1.875%, 09/30/17	5,472,678
3,850,000	2.375%, 05/31/18	4,205,524
585,000	3.125%, 05/15/21	674,669
3,200,000	2.000%, 11/15/21	3,369,750
4,200,000	3.750%, 08/15/41	5,261,155

		21,034,055

	Total U.S. Government Obligations (Cost $28,992,766)	29,337,624

Par Value		Market Value

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 11.51%

	Fannie Mae – 8.64%
$ 634,279	4.000%, 09/01/31 Pool # MA3894	$685,820
1,400,201	3.500%, 12/01/31 Pool # MA0919	1,496,137
1,235,030	3.500%, 01/01/32 Pool # MA0949	1,319,649
189,636	5.500%, 07/01/36 Pool # 995112	209,560
785,691	6.000%, 08/01/38 Pool # 985190	866,961
707,904	6.000%, 01/01/39 Pool # 995581	782,076
983,298	4.000%, 02/01/42 Pool # AK4039	1,034,316
904,570	4.500%, 03/01/42 Pool # MA1050	959,896
2,184,707	4.000%, 06/01/42 Pool # AB5459	2,298,060
3,492,116	3.500%, 07/01/42 Pool # MA1117	3,661,538

		13,314,013

	Freddie Mac – 2.87%
128,644	5.000%, 07/01/35 Gold Pool # G01840	140,177
226,933	5.500%, 08/01/38 Gold Pool # G04587	247,833
56,683	5.500%, 12/01/38 Gold Pool # G06172	61,956
824,211	4.000%, 10/01/41 Gold Pool # T60392	871,821
3,000,000	3.000%, 08/01/46 (c) (f) Series 269, Class 3, STRIP	3,090,000

		4,411,787

	Total U.S. Government Mortgage-Backed Securities (Cost $17,597,440)	17,725,800

CORPORATE NOTES AND BONDS – 31.32%

	Consumer Discretionary – 2.12%
275,000	ADT 3.500%, 07/15/22 (d)	284,803
180,000	Daimler Finance North America 1.950%, 03/28/14 (d)	182,368
325,000	DIRECTV Holdings 5.000%, 03/01/21	373,275
300,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	373,875
275,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	287,814
125,000	News America 6.650%, 11/15/37	162,404

See accompanying Notes to Schedule of Investments.

28

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Consumer Discretionary (continued)
$ 250,000	Omnicom Group Senior Unsecured Notes 4.450%, 08/15/20	$279,470
100,000	Prime Holdings Labuan 5.375%, 09/22/14	105,874
	Target Senior Unsecured Notes
275,000	3.875%, 07/15/20	310,556
150,000	2.900%, 01/15/22	158,901
475,000	Time Warner Cable 5.000%, 02/01/20	551,087
175,000	Wynn Las Vegas 7.750%, 08/15/20	195,125

		3,265,552

	Consumer Staples – 2.85%
425,000	Altria Group 9.250%, 08/06/19	600,965
300,000	CCL Finance 9.500%, 08/15/14	339,000
225,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	234,322
100,000	Corp Lindley Senior Unsecured Notes 6.750%, 11/23/21 (d)	111,500
100,000	Corp Pesquera Inca 9.000%, 02/10/17	108,500
350,000	Diageo Capital 1.500%, 05/11/17	357,212
300,000	General Mills Senior Unsecured Notes 3.150%, 12/15/21	314,535
120,000	Gruma Senior Unsecured Notes 7.750%, 12/29/49	120,600
193,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	277,416
290,000	Kraft Foods Senior Unsecured Notes 5.375%, 02/10/20	350,341
375,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	381,042
380,000	Tyson Foods 4.500%, 06/15/22	385,700
200,000	Virgolino de Oliveira Finance 11.750%, 02/09/22 (d)	198,000
550,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	612,462

		4,391,595

Par Value		Market Value

	Energy – 5.21%
$ 500,000	AKTransneft OJSC Via TransCapitalInvest Senior Unsecured Notes 5.670%, 03/05/14	$528,440
200,000	BP Capital Markets 4.750%, 03/10/19	232,501
400,000	CNOOC Finance 212 3.875%, 05/02/22 (d)	432,858
400,000	CNPC General Capital Senior Unsecured Notes 2.750%, 04/19/17	412,215
275,000	ConocoPhillips 6.500%, 02/01/39	404,383
	Devon Energy Senior Unsecured Notes
200,000	6.300%, 01/15/19	249,723
350,000	4.000%, 07/15/21	390,797
480,240	Dolphin Energy Senior Secured Notes 5.888%, 06/15/19	539,069
500,000	Gazprom OAO Via Gaz Capital SA Senior Unsecured Notes 8.125%, 07/31/14	552,750
225,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	281,900
225,000	Kinder Morgan Energy Partners Senior Unsecured Notes 6.950%, 01/15/38	283,992
225,000	Marathon Petroleum Senior Secured Notes 5.125%, 03/01/21	259,980
266,000	ONEOK Partners 6.125%, 02/01/41	312,146
	Pacific Rubiales Energy
100,000	7.250%, 12/12/21	113,000
215,000	7.250%, 12/12/21 (d)	242,950
450,000	Pemex Project Funding Master Trust 6.625%, 06/15/35	579,353
600,000	Petrobras International Finance 3.875%, 01/27/16	626,874
200,000	Petroleos Mexicanos 6.625%, 09/28/99	209,500
250,000	Phillips 66 5.875%, 05/01/42 (d)	288,389
25,000	Plains All American Pipeline LP/PAA Finance Senior Unsecured Notes 5.150%, 06/01/42	28,844
250,000	Reliance Holdings USA 5.400%, 02/14/22 (d)	261,926
200,000	Sinopec Group Overseas Development 2.750%, 05/17/17 (d)	207,398
250,000	Transocean 6.000%, 03/15/18	288,269

See accompanying Notes to Schedule of Investments.

29

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Energy (continued)
$ 250,000	Valero Energy 6.125%, 02/01/20	$301,510

		8,028,767

	Financials – 7.39%
625,000	American Express Credit Senior Unsecured Notes 2.750%, 09/15/15	659,563
600,000	Australia & New Zealand Banking Group Senior Unsecured Notes 4.875%, 01/12/21 (d)	686,749
200,000	Banco Bradesco SA/Cayman Islands Subordinated Notes 5.750%, 03/01/22 (d)	209,500
220,000	Banco de Credito del Peru/Panama Senior Unsecured Notes 4.750%, 03/16/16	233,200
400,000	Banco do Brasil SA/Cayman 8.500%, 10/20/49 (a)	467,000
300,000	Banco Mercantil del Norte Subordinated Notes 6.862%, 10/13/21 (a)	318,000
200,000	Banco Mercantil del Norte SA Senior Unsecured Notes 4.375%, 07/19/15	210,000
25,000	Berkshire Hathaway Finance 3.000%, 05/15/22	26,209
275,000	Boston Properties Senior Unsecured Notes, REIT 4.125%, 05/15/21	298,811
	Citigroup Senior Unsecured Notes
175,000	6.000%, 12/13/13	184,290
125,000	6.375%, 08/12/14	135,088
250,000	Controladora Comercial Mexicana Senior Secured Notes 7.000%, 06/30/18	251,000
400,000	DBS Bank 5.000%, 11/15/19 (a)	425,161
625,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	655,091
102,522	Iirsa Norte Finance Senior Secured Notes 8.750%, 05/30/24	124,564
	JPMorgan Chase Senior Unsecured Notes
250,000	4.950%, 03/25/20	284,519
275,000	4.500%, 01/24/22	305,659
575,000	Korea Development Bank 4.375%, 08/10/15	618,548
300,000	Liberty Mutual 6.500%, 05/01/42 (d)	323,777

Par Value		Market Value

	Financials (continued)
	MetLife Senior Unsecured Notes
$ 197,000	6.375%, 06/15/34	$262,017
125,000	5.700%, 06/15/35	159,298
475,000	National Rural Utilities Cooperative Finance Collateral Trust 10.375%, 11/01/18	692,874
600,000	Oversea-Chinese Banking 4.250%, 11/18/19 (a)	621,749
	PNC Funding
100,000	6.700%, 06/10/19	126,650
250,000	4.375%, 08/11/20	283,862
350,000	Pttep Australia International Finance Property 4.152%, 07/19/15	365,695
500,000	Qtel International Finance 3.375%, 10/14/16	524,400
625,000	Royal Bank of Canada Senior Notes 2.300%, 07/20/16	651,634
	Simon Property Group Senior Unsecured Notes
100,000	5.650%, 02/01/20	120,263
160,000	4.375%, 03/01/21	179,731
300,000	VTB Bank OJSC Via VTB Capital Senior Unsecured Notes 6.875%, 05/29/18	321,750
575,000	Wells Fargo Senior Unsecured Notes 4.600%, 04/01/21	663,123

		11,389,775

	Healthcare – 1.31%
250,000	Amgen Senior Unsecured Notes 3.875%, 11/15/21	273,949
405,000	Becton Dickinson Senior Unsecured Notes 3.125%, 11/08/21	437,964
300,000	Biogen Idec Senior Unsecured Notes 6.875%, 03/01/18	370,288
375,000	Express Scripts Holding 2.100%, 02/12/15 (d)	380,601
	WellPoint Senior Unsecured Notes
225,000	5.250%, 01/15/16	252,502
250,000	5.875%, 06/15/17	295,775

		2,011,079

	Industrials – 4.32%
225,000	3M Senior Unsecured Notes 5.700%, 03/15/37	321,820
400,000	Anglogold Ashanti Holdings 5.125%, 08/01/22	411,791

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Industrials (continued)
$ 225,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	$354,243
200,000	Corp Nacional del Cobre de Chile Senior Unsecured Notes 3.000%, 07/17/22 (d)	200,054
	Covidien International Finance
185,000	2.800%, 06/15/15	193,502
227,000	6.000%, 10/15/17	275,552
125,000	Daimler Finance North America 6.500%, 11/15/13	134,137
325,000	Eastman Chemical Senior Unsecured Notes 2.400%, 06/01/17	334,187
150,000	Embraer Overseas 6.375%, 01/15/20	170,625
200,000	Empresas ICA 8.900%, 02/04/21	201,000
400,000	Freeport-McMoRan Copper & Gold Senior Unsecured Notes 2.150%, 03/01/17	403,204
500,000	Grupo KUO SAB de CV 9.750%, 10/17/17	531,250
200,000	Hutchison Whampoa International 4.625%, 01/13/22 (d)	214,872
	Illinois Tool Works Senior Unsecured Notes
125,000	6.250%, 04/01/19	156,812
150,000	3.375%, 09/15/21	161,259
400,000	NET Servicos de Comunicacao 7.500%, 01/27/20	464,500
200,000	Novartis Capital 4.400%, 04/24/20	237,897
400,000	Penerbangan Malaysia 5.625%, 03/15/16	449,152
	Southwest Airlines Senior Unsecured Notes
227,000	5.750%, 12/15/16	263,802
125,000	5.125%, 03/01/17	138,161
125,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	136,380
200,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	215,808
400,000	Waste Management 6.125%, 11/30/39	519,818
200,000	WPE International Cooperatief 10.375%, 09/30/20	165,820

		6,655,646

	Information Technology – 1.09%
200,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	207,538

Par Value		Market Value

	Information Technology (continued)
$ 300,000	IBM Senior Unsecured Notes 1.950%, 07/22/16	$313,261
275,000	Intel Senior Unsecured Notes 3.300%, 10/01/21	301,621
350,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	410,337
425,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	453,233

		1,685,990

	Materials – 1.99%
300,000	Alcoa Senior Unsecured Notes 6.150%, 08/15/20	325,251
400,000	Alfa MTN Invest Senior Unsecured Notes 9.250%, 06/24/13	422,100
	Celulosa Arauco y Constitucion SA Senior Unsecured Notes
300,000	5.000%, 01/21/21	318,973
100,000	4.750%, 01/11/22	105,515
	Corp Nacional del Cobre de Chile Senior Unsecured Notes
100,000	4.750%, 10/15/14	107,325
200,000	3.875%, 11/03/21	215,037
225,000	Ecolab Senior Unsecured Notes 2.375%, 12/08/14	233,629
200,000	Inversiones CMPC Senior Unsecured Notes 4.500%, 04/25/22 (c)	204,250
150,000	Inversiones CMPC 4.500%, 04/25/22 (d)	153,392
	Senior Unsecured Notes
250,000	4.750%, 01/19/18	264,789
	POSCO Senior Unsecured Notes
100,000	4.250%, 10/28/20 (d)	104,873
250,000	5.250%, 04/14/21 (d)	280,535
325,000	Teck Resources 5.400%, 02/01/43	327,123

		3,062,792

	Telecommunications – 2.28%
250,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	307,636
150,000	Axiata SPV1 Labuan 5.375%, 04/28/20	167,723
596,000	British Telecom Senior Unsecured Notes 5.950%, 01/15/18	708,302
150,000	Comcast 5.900%, 03/15/16	174,379

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Telecommunications (continued)
$ 125,000	Deutsche Telekom International Finance BV 8.750%, 06/15/30	$185,162
300,000	France Telecom Senior Unsecured Notes 2.750%, 09/14/16	310,452
300,000	Globo Comunicacao e Participacoes 6.250%, 07/20/15 (e)	324,600
200,000	5.307%, 05/11/22 (d) (e)	217,500
200,000	Hutchison Whampoa International 4.625%, 01/13/22	215,260
100,000	Koninklijke KPN NV Senior Unsecured Notes 8.375%, 10/01/30	135,154
150,000	NII Capital 8.875%, 12/15/19	120,000
150,000	PCCW-HKT Capital No 4 4.250%, 02/24/16	157,328
200,000	Telefonos de Mexico Senior Unsecured Notes 5.500%, 01/27/15	221,738
250,000	Vimpel Communications Via VIP Finance Senior Unsecured Notes 8.375%, 04/30/13	261,163

		3,506,397

	Transportation Non Rail – 0.74%
500,000	Gazprombank OJSC Via GPB Eurobond Finance Senior Unsecured Notes 7.933%, 06/28/13	524,880
200,000	Itau Unibanco Holding SA Subordinated Notes 5.650%, 03/19/22	205,010
	Transnet SOC Senior Unsecured Notes
200,000	4.500%, 02/10/16	210,361
200,000	4.000%, 07/26/22 (d)	200,000

		1,140,251

	Utilities – 2.02%
	Abu Dhabi National Energy Senior Unsecured Notes
100,000	4.750%, 09/15/14	105,925
400,000	5.875%, 12/13/21	467,500
150,000	AES Gener Senior Unsecured Notes 7.500%, 03/25/14	160,971
300,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	325,507
350,000	EGE Haina Finance Senior Secured Notes 9.500%, 04/26/17	361,375
200,000	Hongkong Electric Finance 4.250%, 12/14/20	218,660

Par Value		Market Value

	Utilities (continued)
$ 275,000	Hydro-Quebec 2.000%, 06/30/16	$287,260
200,000	Instituto Costarricense de Electricidad Senior Unsecured Notes 6.950%, 11/10/21 (d)	212,000
	Midamerican Energy Holdings Senior Unsecured Notes
50,000	5.950%, 05/15/37	65,910
375,000	6.500%, 09/15/37	524,249
95,969	Nakilat 6.267%, 12/31/33	112,187
250,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	274,904

		3,116,448

	Total Corporate Notes and Bonds (Cost $46,939,618)	48,254,292

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 17.34%
1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (d)	1,125,414
825,266	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (d)	366,919
1,099,761	Banc of America Funding Series 2006-B, Class 7A1 5.629%, 03/20/36 (a)	872,236
75,000	Banc of America Merrill Lynch Commercial Mortgage Series 2006-4, Class AM 5.675%, 07/10/46	81,702
50,000	Banc of America Merrill Lynch Commercial Mortgage Series 2007-1, Class A4 5.451%, 01/15/49	57,337
707,347	Bear Stearns Asset Backed Securities Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	713,694
125,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class AM 5.243%, 12/11/38	134,753
25,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class AM 5.582%, 09/11/41 (a)	27,249
100,000	Bear Stearns Commercial Mortgage Securities Series 2006-T24, Class AM 5.568%, 10/12/41 (a)	110,704
434,058	Citicorp Mortgage Securities Series 2007-2, Class 3A1 5.500%, 02/25/37	395,916

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value
$ 50,000	Citigroup Commercial Mortgage Trust Series 2005-C3, Class AM 4.830%, 05/15/43 (a)	$53,590
130,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AM 5.462%, 10/15/49	142,398
100,000	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4, 6.073%, 12/10/49 (a)	119,225
7,240,376	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.175%, 11/15/44 (a) (b) (d)	32,596
60,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, 12/11/49	67,622
1,251,080	Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A13 5.750%, 04/25/37	909,716
50,000	Commercial Mortgage Pass Through Certificates Series 2006-C7, Class AM 5.774%, 06/10/46 (a)	52,982
182,678	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.406%, 07/10/46 (a) (b) (d)	12,056
1,794,270	Countrywide Alternative Loan Trust Series 2005-J8, Class 1A5 5.500%, 07/25/35	1,613,219
2,433,942	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,721,575
626,918	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	261,795
149,029	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	115,963
565,743	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.746%, 09/25/37 (a)	286,968
540,190	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.254%, 09/25/37 (a) (b)	126,899

Par Value		Market Value
$ 201,664	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-16, Class A8 1.146%, 09/25/35 (a)	$199,452
1,315,588	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.867%, 12/20/35 (a)	957,015
290,981	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	261,469
100,000	Credit Suisse First Boston Mortgage Securities Series 1998 -C2 Class F 6.750%, 11/15/30 (a) (d)	107,877
4,582,353	Credit Suisse First Boston Mortgage Securities Series 1997-C2, Class AX 0.152%, 01/17/35 (a) (b)	8,583
179,266	Credit Suisse First Boston Mortgage Securities Series 2005-8, Class 9A4 5.500%, 09/25/35	161,229
798,025	Credit Suisse Mortgage Capital Certificates Series 2006-7, Class 1A3 5.000%, 08/25/36	630,989
565,124	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (d)	583,978
1,895,053	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	1,516,232
100,000	Fontainebleau Miami Beach Trust Series 2001-FBLU, Class C 4.270%, 05/05/27 (d)	102,943
100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (a)	103,183
50,000	GE Capital Commercial Mortgage Series 2005-C4, Class AM 5.308%, 11/10/45 (a)	51,977
50,000	GMAC Commercial Mortgage Securities Series 2006-C1, Class AM 5.290%, 11/10/45 (a)	52,019
100,000	GMAC Commercial Mortgage Securities Series 2006 -C1 Class AJ 5.349%, 11/10/45 (a)	76,324
50,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444%, 03/10/39	56,804

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value
$ 100,000	GS Mortgage Securities Corp II Series 2006-GG6, Class AM 5.622%, 04/10/38 (a)	$105,286
100,000	GS Mortgage Securities Corp II Series 2004-GG2, Class A6 5.396%, 08/10/38 (a)	107,422
75,000	GS Mortgage Securities Corp II Series 2006-GG8, Class A4 5.560%, 11/10/39	86,190
1,096,586	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 4.968%, 01/25/36 (a)	923,807
191,279	HSBC Asset Loan Obligation Series 2007-2, Class 1A1 5.500%, 09/25/37	186,707
45,024	JPMorgan Chase Commercial Mortgage Securities Series 2003 -CB6 Class A1 4.393%, 07/12/37	45,214
40,000	JPMorgan Chase Commercial Mortgage Securities Series 2006-CB16, Class A4 5.552%, 05/12/45	45,712
2,625,341	JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP8, Class X 0.546%, 05/15/45 (a) (b)	46,387
1,000,000	JPMorgan Chase Commercial Mortgage Securities Series 2012-CBX, Class XA 2.066%, 06/15/45 (a)	118,025
1,280,921	JPMorgan Chase Commercial Mortgage Securities Series 2011-C4, Class XA 1.606%, 07/15/46 (a) (b) (d)	94,463
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class A4 5.734%, 02/12/49 (a)	58,117
100,000	JPMorgan Chase Commercial Mortgage Securities Series 2007 -CB17 Class AM 5.734%, 02/12/49 (a)	102,700
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4 5.794%, 02/12/51 (a)	58,866
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class A4 5.716%, 02/15/51	57,921
100,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class ASB 5.857%, 02/15/51	109,056
100,000	LB-UBS Commercial Mortgage Trust Series 2003-C7, Class D 5.060%, 07/15/37 (a)	104,260

Par Value		Market Value
$ 100,000	LB-UBS Commercial Mortgage Trust Series 2006 -C7 Class AJ 5.407%, 11/15/38	$64,419
100,000	LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM 5.413%, 09/15/39	110,789
50,000	LB-UBS Commercial Mortgage Trust Series 2005-C3, Class AM 4.794%, 07/15/40	53,591
7,592,642	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class XCL 0.100%, 09/15/45 (a) (b) (d)	68,873
50,000	Merrill Lynch Mortgage Trust Series 2006-C1, Class AM 5.659%, 05/12/39 (a)	54,866
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 2.102%, 08/15/45 (a) (d)	111,238
33,844	Morgan Stanley Capital I Series 2006-HQ9, Class AAB 5.685%, 07/12/44	34,827
50,000	Morgan Stanley Capital I Series 2006-HQ9, Class AM 5.773%, 07/12/44 (a)	56,318
1,472,584	Morgan Stanley Capital I Series 2011-C1, Class XA 0.976%, 09/15/47 (a) (b) (d)	53,548
7,244,413	Morgan Stanley Capital I Series 2007-1Q16, Class X2 0.225%, 12/12/49 (a) (b) (d)	53,978
1,424,305	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.715%, 07/25/35 (a)	1,020,640
100,000	Morgan Stanley Reremic Trust Series 2010-GG10, Class A4A 5.790%, 08/15/45 (a) (d)	115,416
300,000	Nomura Asset Acceptance Series 2005-AP3, Class A3 5.318%, 08/25/35 (a)	197,208
819,423	Prime Mortgage Trust Series 2006-DR1, Class 2A1 5.500%, 05/25/35 (d)	721,379
53,741	Prudential Commercial Mortgage Trust Series 2003 -PWR1 Class A1 3.669%, 02/11/36	53,905
302,007	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	185,915

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value
$ 802,248	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	$557,259
57,930	Rialto Real Estate Fund LP Series 2012-LT1A, Class A 4.750%, 02/15/25 (d)	58,152
568,495	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 5.304%, 02/25/36 (a)	405,813
240,954	Structured Asset Securities Series 2005-10, Class 1A1 5.750%, 06/25/35	235,154
100,000	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class AJ 5.616%, 08/15/39 (a)	107,901
25,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Class AM 5.316%, 12/15/44 (a)	26,877
100,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AM 5.466%, 01/15/45 (a)	109,106
1,047,872	Wachovia Mortgage Loan Trust Series 2005-A, Class 2A1 3.075%, 08/20/35 (a)	867,056
582,900	Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.000%, 06/25/37	496,220
1,287,294	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A5 2.622%, 03/25/36 (a)	1,101,043
966,651	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	912,849
921,578	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A2 6.000%, 07/25/37	923,795
879,878	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	853,611
438,466	Wells Fargo Mortgage Loan Trust Series 2012-RR1 Class A1 2.847%, 08/27/37 (a) (c) (d)	441,483
1,000,000	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.423%, 08/15/45 (a) (c) (f)	133,125

	Total Collateralized Mortgage-Backed Securities (Cost $26,140,671)	26,709,089

Par Value		Market Value

ASSET-BACKED SECURITIES – 1.09%
$ 100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (d) (e)	$68,354
757,000	GSAA Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (a)	148,542
521,553	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.416%, 09/25/36 (a)	396,864
	Residential Asset Securities
500,000	Series 2004-KS6, Class A15 5.850%, 07/25/34 (a)	402,035
688,862	Series 2005-KS4, Class M1 0.656%, 05/25/35 (a)	657,347

	Total Asset-Backed Securities (Cost $1,673,853)	1,673,142

FOREIGN GOVERNMENT BONDS – 3.59%
300,000	Banco Latinoamericano de Comercio Exterior Senior Unsecured Notes 3.750%, 04/04/17 (d)	307,500
183,333	Brazilian Government International Bond Senior Unsecured Notes 8.000%, 01/15/18	217,708
600,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	629,843
400,000	Costa Rica Government International Bond Senior Unsecured Notes 6.548%, 03/20/14	422,000
916,000	Mexico Government International Bond Senior Unsecured Notes 5.625%, 01/15/17	1,079,506
50,000	Province of Ontario Canada 2.300%, 05/10/16	52,693
400,000	Qatar Government International Bond 4.500%, 01/20/22	455,000
250,000	Qatar Government International Bond 6.400%, 01/20/40	345,000
200,000	Qatar Government International Bond Senior Unsecured Notes 4.000%, 01/20/15	211,800
209,950	Ras Laffan Liquefied Natural Gas II Senior Secured Notes 5.298%, 09/30/20	235,669
250,000	Ras Laffan Liquefied Natural Gas III 5.838%, 09/30/27	285,000

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value
$ 177,775	Ras Laffan Liquefied Natural Gas III Senior Secured Notes 5.832%, 09/30/16	$193,330
500,000	Republic of Korea Senior Unsecured Notes 5.750%, 04/16/14	539,120
500,000	Wakala Global Sukuk 4.646%, 07/06/21	565,431

	Total Foreign Government Bonds (Cost $5,356,287)	5,539,600

Shares

INVESTMENT COMPANY – 6.29%
9,684,076	BlackRock Liquidity Funds TempCash Portfolio (g)	9,684,076

	Total Investment Company (Cost $9,684,076)	9,684,076

Total Investments – 102.28% (Cost $153,957,848)*		157,558,988

Net Other Assets and Liabilities – (2.28)%		(3,509,970)

Net Assets – 100.00%		$154,049,018

*	At July 31, 2012, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$4,107,703
	Gross unrealized depreciation	(506,563)

	Net unrealized appreciation	$3,601,140

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2012.
(b)	Interest only security. These type of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value the “interest only” holding.
(c)	Securities with a total aggregate market value of $3,868,858 or 2.51% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2012, these securities amounted to $9,820,212 or 6.37% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(e)	Step Coupon. Security becomes interest bearing at a future date.
(f)	Delayed delivery security. See Note (3) in the Notes to Schedules of Investments.
(g)	Security with a market value of $6,770,771 has been pledged as collateral for delayed delivery securities.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor

Portfolio Composition
U.S. Government Obligations	19%
U.S. Government Agency Obligations	24%
Corporate Notes and Bonds (Moody’s Ratings)
Aaa	1%
Aa	5%
A	11%
Baa	18%
Ba	2%
B	2%
Lower than B	14%
Not Rated	4%

100%

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Par Value		Market Value
CORPORATE NOTES AND BONDS – 63.16%

	Consumer Discretionary – 5.26%
$ 500,000	Dollar General 4.125%, 07/15/17	$521,250
1,000,000	Limited Brands Senior Unsecured Notes 7.600%, 07/15/37	1,003,750
100,000	Macy’s Retail Holdings 7.875%, 07/15/15 (a)	118,121
500,000	6.375%, 03/15/37	613,072
500,000	QVC 5.125%, 07/02/22 (b)	522,676
250,000	Staples 9.750%, 01/15/14	278,607
450,000	Whirlpool, MTN Unsecured Notes 8.600%, 05/01/14	503,177
250,000	Wyndham Worldwide Senior Unsecured Notes 7.375%, 03/01/20	301,408

		3,862,061

	Consumer Staples – 3.27%
500,000	Altria Group 8.500%, 11/10/13	547,718
200,000	10.200%, 02/06/39	348,295
250,000	Corn Products International Senior Unsecured Notes 6.625%, 04/15/37	318,614
200,000	Kellogg Senior Unsecured Notes 5.125%, 12/03/12	203,148
150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	203,110
250,000	Ralcorp Holdings 6.625%, 08/15/39	269,044

Par Value		Market Value

	Consumer Staples (continued)
$ 200,000	Reynolds American 7.750%, 06/01/18	$251,826
250,000	Tyson Foods 4.500%, 06/15/22	253,750

		2,395,505

	Energy – 10.90%
500,000	Chesapeake Energy 6.775%, 03/15/19	490,625
250,000	6.625%, 08/15/20	250,000
250,000	6.125%, 02/15/21	245,625
250,000	CNOOC Finance 212 3.875%, 05/02/22 (b)	270,537
500,000	Dolphin Energy 5.500%, 12/15/21 (b)	561,250
500,000	Ecopetrol SA Senior Unsecured Notes 7.625%, 07/23/19	650,000
250,000	El Paso Pipeline Partners Operating 7.500%, 11/15/40	326,724
250,000	Embraer SA Senior Unsecured Notes 5.150%, 06/15/22	261,875
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	317,227
500,000	6.500%, 02/01/42	572,933
400,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	526,054
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	524,342
450,000	Nabors Industries 9.250%, 01/15/19	586,081
250,000	Pride International Senior Unsecured Notes 6.875%, 08/15/20	314,606
750,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (b)	680,625
250,000	Rowan Senior Unsecured Notes 5.000%, 09/01/17	271,345
250,000	Talisman Energy Senior Unsecured Notes 5.500%, 05/15/42	279,317
250,000	Valero Energy 9.375%, 03/15/19	338,694
400,000	Weatherford International 9.625%, 03/01/19	526,781

		7,994,641

	Financials – 20.64%
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	331,980

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Financials (continued)
$ 250,000	Alleghany Senior Unsecured Notes 4.950%, 06/27/22	$264,198
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	573,090
250,000	Banco Bradesco SA/ Cayman Islands Subordinated Notes 5.750%, 03/01/22 (b)	261,875
250,000	Bancolombia SA Senior Unsecured Notes 5.950%, 06/03/21	275,000
250,000	Berkshire Hathaway Finance Senior Unsecured Notes 0.897%, 02/11/13 (c)	250,714
150,000	Blackstone Holdings Finance 6.625%, 08/15/19 (b) (d)	167,111
250,000	Bunge Ltd Finance 8.500%, 06/15/19	315,011
500,000	Daimler Finance 1.238%, 04/10/14 (b) (c)	500,890
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	292,559
500,000	Export-Import Bank of Korea 5.000%, 04/11/22	571,319
1,000,000	General Electric Capital, MTN Senior Unsecured Notes 1.152%, 04/24/14 (c)	1,001,511
800,000	Goldman Sachs Capital I 6.345%, 02/15/34	781,276
250,000	Goldman Sachs Group Subordinated Notes 6.750%, 10/01/37	258,325
500,000	ING US 5.500%, 07/15/22 (b)	511,753
500,000	IPIC, GMTN 5.000%, 11/15/20 (b)	542,500
500,000	6.875%, 11/01/41 (b)	655,000
250,000	Itau Unibanco Holding SA 5.500%, 08/06/22 (b)	250,000
200,000	Jefferies Group Senior Unsecured Notes 8.500%, 07/15/19	221,500
250,000	Korea Finance Senior Unsecured Notes 4.625%, 11/16/21	277,000
250,000	Lincoln National Senior Unsecured Notes 6.300%, 10/09/37	283,414
750,000	7.000%, 06/15/40	924,456
300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	401,120
750,000	Merrill Lynch, MTN 6.875%, 04/25/18	866,984

Par Value		Market Value

	Financials (continued)
$ 500,000	Morgan Stanley Senior Unsecured Notes 5.500%, 07/28/21	$506,679
250,000	NASDAQ OMX Group Senior Unsecured Notes 5.550%, 01/15/20	266,763
1,000,000	NB Capital Trust II 7.830%, 12/15/26	1,006,250
250,000	Primerica Senior Unsecured Notes 4.750%, 07/15/22	259,004
125,000	Prudential Financial Senior Unsecured Notes 5.625%, 05/12/41	137,268
500,000	Prudential Financial, MTN 5.800%, 11/16/41	558,713
250,000	Royal Bank of Canada Senior Unsecured Notes 1.147%, 10/30/14 (c)	252,082
1,000,000	SLM, MTN Senior Unsecured Notes 5.625%, 08/01/33	877,500
500,000	Wells Fargo 1.381%, 06/26/15 (c)	502,080

		15,144,925

	Healthcare – 2.97%
125,000	Davita 6.375%, 11/01/18	133,125
375,000	6.625%, 11/01/20	399,375
200,000	Hospira, GMTN Senior Unsecured Notes 6.400%, 05/15/15	222,464
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	346,133
500,000	Lorillard Tobacco 8.125%, 05/01/40	628,289
450,000	WellPoint Senior Unsecured Notes 6.800%, 08/01/12	450,000

		2,179,386

	Industrials – 2.77%
250,000	ADT 4.875%, 07/15/42 (b)	269,254
250,000	FedEx Senior Notes 8.000%, 01/15/19	333,174
250,000	Kazakhstan Temir Zholy Finance 6.950%, 07/10/42 (b)	276,875
500,000	Penske Truck Leasing Senior Unsecured Notes 4.875%, 07/11/22 (b)	500,925
250,000	Transocean 7.350%, 12/15/41	336,134
250,000	Waste Management 7.375%, 03/11/19	319,379

		2,035,741

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Information Technology – 2.00%
$ 250,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	$253,520
250,000	KLA Instruments Senior Unsecured Notes 6.900%, 05/01/18	300,994
200,000	Motorola Senior Unsecured Notes 6.625%, 11/15/37	219,490
500,000	Telecom Italia Capital SA 7.721%, 06/04/38	440,000
250,000	Xerox Senior Unsecured Notes 1.868%, 09/13/13 (c)	251,730

		1,465,734

	Materials – 4.92%
750,000	ArcelorMittal Senior Unsecured Notes 5.500%, 03/01/21	726,515
400,000	7.000%, 10/15/39	386,801
200,000	Bemis Senior Unsecured Notes 6.800%, 08/01/19	246,072
250,000	Braskem America Finance 7.125%, 07/22/41 (b)	256,875
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	340,248
500,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	736,021
550,000	Rio Tinto Finance 8.950%, 05/01/14	625,992
250,000	Sonoco Products Senior Unsecured Notes 5.750%, 11/01/40	291,706

		3,610,230

	Telecommunication Services – 6.01%
500,000	British Telecommunications Senior Unsecured Notes 1.593%, 12/20/13 (c)	502,070
250,000	CBS 8.875%, 05/15/19	338,954
500,000	CenturyLink Senior Unsecured Notes 7.600%, 09/15/39	515,802
500,000	7.650%, 03/15/42	516,151
400,000	Expedia 5.950%, 08/15/20	429,227
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	346,500
250,000	Telefonica Emisiones SAU 5.877%, 07/15/19	235,603
500,000	Telefonica Europe BV 8.250%, 09/15/30	501,729

Par Value		Market Value

	Telecommunication Services (continued)
$ 450,000	Time Warner Cable 8.250%, 02/14/14	$500,426
500,000	Windstream 7.500%, 06/01/22	525,000

		4,411,462

	Utilities – 4.42%
200,000	Allegheny Energy Supply Senior Unsecured Notes 6.750%, 10/15/39 (b)	216,317
250,000	CMS Energy Senior Unsecured Notes 5.050%, 03/15/22	268,044
500,000	Dubai Electricity & Water Authority Senior Unsecured Notes 8.500%, 04/22/15 (b)	563,750
500,000	Exelon Generation Senior Unsecured Notes 5.600%, 06/15/42 (b)	543,862
450,000	FPL Group Capital 7.875%, 12/15/15	542,755
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	205,286
250,000	Puget Energy 5.625%, 07/15/22 (b)	265,000
450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	636,841

		3,241,855

	Total Corporate Notes and Bonds (Cost $41,469,808)	46,341,540

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 24.12%

	Fannie Mae – 7.01%
313,898	6.000%, 11/01/17, Pool # 662854	339,348
129,957	6.000%, 04/01/18, Pool # 725175	138,882
280,100	5.500%, 11/01/18, Pool # 748886	307,283
123,766	4.500%, 06/01/19, Pool # 747860	134,813
562,874	6.000%, 01/01/21, Pool # 850787	617,388
215,205	6.000%, 09/01/32, Pool # 847899	242,240
128,135	6.000%, 02/01/34, Pool # 771952	144,231
108,257	7.500%, 02/01/35, Pool # 787557	134,158
43,405	7.500%, 04/01/35, Pool # 819231	53,832
197,650	6.000%, 11/01/35, Pool # 844078	219,454

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Fannie Mae (continued)
$ 281,373	5.000%, 05/01/36, Pool # 745581	$307,400
188,225	6.000%, 12/01/36, Pool # 888029	208,107
249,566	5.500%, 06/01/37, Pool # 918778	273,916
234,539	6.500%, 10/01/37, Pool # 888890	267,269
783,052	5.500%, 03/01/38, Pool # 962344	859,453
417,617	4.000%, 02/01/41, Pool # AE0949	448,551
417,892	4.000%, 02/01/41, Pool # AH5695	448,846

		5,145,171

	Freddie Mac – 7.08%
573,182	5.500%, 11/01/20, Gold Pool # G18083	628,727
109,871	5.500%, 12/01/20, Gold Pool # G11820	120,517
78,055	6.000%, 10/01/35, Gold Pool # A47772	86,502
308,275	5.500%, 05/01/37, Gold Pool # A60048	336,955
534,003	5.500%, 09/01/37, Gold Pool # G03202	583,684
605,072	5.000%, 02/01/38, Gold Pool # A73409	655,728
928,276	5.000%, 04/01/38, Gold Pool # G04334	1,026,588
448,238	4.000%, 12/01/39, Gold Pool # G06935	480,013
204,282	4.000%, 05/01/41, Gold Pool # Q00870	219,018
985,301	4.000%, 11/01/41, Gold Pool # Q04550	1,056,380

		5,194,112

	Government National Mortgage Association – 3.52%
305,319	5.000%, 05/20/37, Pool # 782156	339,366
714,336	5.000%, 08/20/37, Pool # 4015	796,373
530,876	6.000%, 07/20/38, Pool # 4195	597,982
579,110	5.500%, 08/20/38, Pool # 4215	624,352
198,588	6.000%, 01/15/39, Pool # 698036	223,497

		2,581,570

	U.S. Treasury Bill – 2.04%
1,500,000	0.085%, 10/04/12	1,499,807

Par Value		Market Value

	U.S. Treasury Inflation Index Bonds – 4.47%
$ 1,598,970	1.375%, 07/15/18	$1,852,806
1,097,240	1.750%, 01/15/28	1,423,926

		3,276,732

	Total U.S. Government and Agency Obligations (Cost $16,189,838)	17,697,392

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.93%
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42 (c)	326,885
357,329	JP Morgan Chase Commercial Mortgage Securities Series 2005-CB13, Class A2 5.247%, 01/12/43	358,340

	Total Commercial Mortgage-Backed Securities (Cost $525,233)	685,225

ASSET-BACKED SECURITIES – 5.05%
138,873	Capital Auto Receivables Asset Trust Series 2008-2, Class A4 5.420%, 12/15/14	139,685
273,109	CarMax Auto Owner Trust Series 2009-1, Class A4 5.810%, 12/16/13	276,228
786,786	Ford Credit Auto Owner Trust 6.070%, 05/15/14 Series 2009-B, Class A4	801,646
271,084	4.500%, 07/15/14	275,838
27,823	Harley-Davidson Motorcycle Trust Series 2008-1, Class A4 4.900%, 12/15/13	27,871
308,577	4.550%, 01/15/17	309,587
	Nissan Auto Receivables Owner Trust Series 2009-1, Class A3
6,156	5.000%, 09/15/14	6,166
444,299	Series 2008-B, Class A4 5.050%, 11/17/14	445,082
	Series 2009-A, Class A4
659,355	4.740%, 08/17/15	665,809
751,952	USAA Auto Owner Trust Series 2009-1, Class A4 4.770%, 09/15/14	755,639

	Total Asset-Backed Securities (Cost $3,731,806)	3,703,551

FOREIGN GOVERNMENT BONDS – 2.14%
500,000	Republic of Latvia 5.250%, 02/22/17 (b)	526,250
500,000	Republic of Poland 5.000%, 03/23/22	575,000

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value
$ 250,000	Slovakia Government International Bond 4.375%, 05/21/22 (b)	$258,750
150,000	State of Qatar Senior Notes 6.400%, 01/20/40 (b)	207,000

	Total Foreign Government Bonds (Cost $1,388,385)	1,567,000

COMMERCIAL PAPER – 0.21%

	Commercial Paper – 0.21%
150,000	BMW US Capital 0.110%, 08/09/12	149,990

	Total Commercial Paper (Cost $149,996)	149,990

Shares
INVESTMENT COMPANY – 3.33%
2,445,776	BlackRock Liquidity Funds TempCash Portfolio	2,445,776

	Total Investment Company (Cost $2,445,776)	2,445,776

Total Investments – 98.94% (Cost $65,900,842)*		72,590,474

Net Other Assets and Liabilities – 1.06%		779,278

Net Assets – 100.00%		$73,369,752

*	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,961,358
Gross unrealized depreciation	(271,726)

Net unrealized appreciation	$6,689,632

(a)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 7.875% until maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2012, these securities amounted to $8,809,075 or 12.01 % of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2012.
(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
S&P	Standard & Poor

Portfolio Composition
Investment Company	3%
U.S. Government Obligations	7%
U.S. Government Agency Obligations	18%
Corporate Notes and Bonds (Moody’s Ratings (d) unaudited)
Aaa	6%
Aa	3%
A	8%
Baa	42%
Ba	13%

100%

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
INVESTMENT COMPANIES – 96.79%

	Merger Arbitrage – 15.00%
8,086	Arbitrage Fund-I	$105,762
368,121	Dunham Monthly Distribution Fund-N	13,602,082
861,351	Merger Fund	13,617,963
1,283,675	Touchstone Merger Arbitrage Fund	13,594,124

		40,919,931

	Hedged Credit and Strategic Fixed Income – 22.66%
652,423	Driehaus Active Income Fund	6,765,631
693,866	Driehaus Select Credit Fund	6,765,197
12,032	Eaton Vance Global Macro Absolute Return Fund-I	118,029
1,260,869	John Hancock Funds II - Strategic Income Opportunities Fund	13,768,688
2,028,264	Metropolitan West High Yield Bond Fund-I	20,607,158
1,183,287	PIMCO Income Fund	13,795,285

		61,819,988

	Commodities – 2.84%
106,558	Forward Commodity Long/Short Strategy Fund-I	2,699,110
232,709	Guggenheim - Long/Short Commodities Strategy Fund-Y	5,054,433

		7,753,543

	Global Macro – 7.49%
1,924,402	John Hancock Funds II - Global Absolute Return Strategies Fund *	20,437,152

Shares		Market Value

	Long/Short Strategies – 48.79%
258,480	BlackRock Emerging Markets Long/Short Equity Fund-IS	$2,773,494
260,340	BlackRock Global Long/Short Credit Fund-INS	2,686,704
1,245,420	FPA Crescent Fund-I	34,410,943
2,600,382	Robeco Boston Partners Long/Short Equity Fund-IS	53,047,783
377,343	Royce Global Select Fund-INV	5,954,478
2,749,335	The Weitz Funds - Partners III Opportunity Fund	34,119,246
9,990	Turner Medical Sciences Long/Short Fund *	102,003

		133,094,651

	Total Investment Companies (Cost $262,013,019)	264,025,265

Total Investments – 96.78% (Cost $262,013,019)**		264,025,265

Net Other Assets and Liabilities – 3.22%		8,786,743

Net Assets – 100.00%		$272,812,008

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,576,241
Gross unrealized depreciation	(2,563,995)

Net unrealized appreciation	$2,012,246

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/Dynamic Allocation Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

EXCHANGE TRADED FUNDS – 90.84%
	Asset Allocation – 3.97%
55,786	PowerShares DB US Dollar Index Bullish Fund *	$1,266,900

	Commodities – 6.10%
12,430	SPDR Gold Shares *	1,945,792

	Domestic Equities – 45.50%
65,178	Financial Select Sector SPDR Fund	955,510
49,695	Health Care Select Sector SPDR Fund	1,907,791
55,255	Industrial Select Sector SPDR Fund	1,978,682
41,334	iShares Dow Jones US Telecommunications Sector Index Fund	984,576
13,567	iShares Russell 2000 Value Index Fund	943,042
32,622	iShares Russell Midcap Growth Index Fund	1,929,265
20,806	iShares Russell Midcap Value Index Fund	968,519
30,182	PowerShares QQQ Trust Series 1	1,955,794
5,601	SPDR S&P MidCap 400 ETF Trust	959,227
51,182	Utilities Select Sector SPDR Fund	1,940,821

		14,523,227

	Domestic Fixed Income – 18.12%
22,683	iShares Barclays 1-3 Year Treasury Bond Fund	1,917,394
17,086	iShares Barclays Aggregate Bond Fund	1,923,713
16,022	iShares iBoxx Investment Grade Corporate Bond Fund	1,943,148

		5,784,255

Shares		Market Value

	International Equities – 11.21%
43,373	iShares MSCI Australia Index Fund	$1,005,386
19,399	iShares MSCI EAFE Index Fund	969,950
38,157	iShares S&P Latin America 40 Index Fund	1,603,357

		3,578,693

	Real Estate – 5.94%
28,431	Vanguard REIT	1,897,485

	Total Exchange Traded Funds (Cost $28,342,438)	28,996,352

INVESTMENT COMPANY – 6.61%
2,108,680	BlackRock Liquidity Funds TempCash Portfolio	2,108,680

	Total Investment Company (Cost $2,108,680)	2,108,680

Total Investments – 97.45% (Cost $30,451,118)**		31,105,032

Net Other Assets and Liabilities – 2.55%		813,097

Net Assets – 100.00%		$31,918,129

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$691,773
Gross unrealized depreciation	(37,859)

Net unrealized appreciation	$653,914

DB	Deutsche Bank
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund (formerly ASTON/M.D. Sass Enhanced Equity Fund) Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 95.95%

	Consumer Discretionary – 9.05%
160,000	Carnival (a)	$5,324,800
105,000	Kohl’s (a)	5,220,600
10,000	Lowe’s (a)	253,700
430,000	Staples (a)	5,478,200

		16,277,300

	Consumer Staples – 14.80%
10,000	Clorox (a)	727,100
230,000	ConAgra Foods (a)	5,678,700
40,000	PepsiCo (a)	2,909,200
90,000	Procter & Gamble (a)	5,808,600
185,000	Sysco (a)	5,437,150
167,000	Walgreen (a)	6,072,120

		26,632,870

	Financials – 9.06%
240,000	Bank of America (a)	1,761,600
176,000	MetLife (a)	5,415,520
63,000	PartnerRe (Bahamas) (a)	4,563,720
50,000	SunTrust Banks (a)	1,182,500
100,000	Wells Fargo (a)	3,381,000

		16,304,340

	Healthcare – 11.39%
70,000	Becton Dickinson (a)	5,299,700
105,000	Eli Lilly (a)	4,623,150
73,000	Johnson & Johnson (a)	5,053,060
140,000	Medtronic (a)	5,518,800

		20,494,710

	Industrials – 16.70%
136,000	Eaton (a)	5,962,240
113,000	Emerson Electric (a)	5,398,010
257,000	General Electric (a)	5,332,750
25,000	Lockheed Martin (a)	2,231,750

Shares		Market Value

	Industrials (continued)
100,000	Raytheon (a)	$5,548,000
75,000	United Technologies (a)	5,583,000

		30,055,750

	Information Technology – 21.70%
480,000	Applied Materials (a)	5,227,200
340,000	Cisco Systems (a)	5,423,000
470,000	Corning	5,362,700
130,000	Harris (a)	5,414,500
215,000	Intel (a)	5,525,500
195,000	Microsoft (a)	5,746,650
725,000	Nokia OYJ, SP ADR (a)	1,747,250
664,000	Xerox (a)	4,601,520

		39,048,320

	Telecommunication Services – 0.33%
15,400	AT&T (a)	583,968

	Utilities – 12.92%
69,000	Entergy (a)	5,014,230
174,096	Exelon (a)	6,810,636
4,000	NextEra Energy (a)	283,600
190,000	PPL (a)	5,491,000
170,000	Public Service Enterprise Group (a)	5,650,800

		23,250,266

	Total Common Stocks (Cost $181,672,582)	172,647,524

Number of Contracts
PURCHASED OPTIONS – 0.52%
	SPDR S&P 500 ETF Trust
500	Strike @ 120 Exp 08/18/12	3,000
500	Strike @ 121 Exp 08/18/12	3,000
500	Strike @ 122 Exp 08/18/12	3,000
1,000	Strike @ 123 Exp 08/18/12	9,000
1,000	Strike @ 124 Exp 08/18/12	11,000
1,000	Strike @ 125 Exp 08/18/12	13,000
1,000	Strike @ 121 Exp 09/22/12	55,000
1,000	Strike @ 122 Exp 09/22/12	62,000
1,000	Strike @ 123 Exp 09/22/12	69,000
1,000	Strike @ 121 Exp 09/28/12	67,500
2,000	Strike @ 122 Exp 09/28/12	149,000
2,000	Strike @ 123 Exp 09/28/12	144,000
2,000	Strike @ 124 Exp 09/28/12	185,000
1,000	Strike @ 125 Exp 09/28/12	93,000
200	Strike @ 121 Exp 10/20/12	21,200
200	Strike @ 122 Exp 10/20/12	23,000
200	Strike @ 123 Exp 10/20/12	24,200

	Total Purchased Options (Cost $1,947,249)	934,900

Total Investments – 96.47% (Cost $183,619,831)**		173,582,424

Net Other Assets and Liabilities – 3.53%		6,357,738

Net Assets – 100.00%		$179,940,162

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund (formerly ASTON/M.D. Sass Enhanced Equity Fund) Schedule of Investments (unaudited) – continued	July 31, 2012

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

(a)	These securities are pledged as collateral for call options written.

Gross unrealized appreciation	$ 5,186,231
Gross unrealized depreciation	(15,223,638)

Net unrealized depreciation	$ (10,037,407)

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended July 31, 2012 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2011	37,160	$3,231,770
Call Options Written	106,421	7,764,414
Call Options Closed or Expired	(83,203)	(6,453,571)
Call Options Exercised	(10,611)	(964,760)

Outstanding, July 31, 2012	49,767	$3,577,853

Premiums received and value of written call equity options outstanding as of July 31, 2012.

Number of Contracts	Description	Premium Received	Market Value
	Applied Materials
500	Strike @ $12 Exp 10/12	$12,487	$6,000
4,000	Strike @ $12.5 Exp 01/13	140,976	100,000
	AT&T
54	Strike @ $33 Exp 10/12	2,672	27,540
100	Strike @ $35 Exp 10/12	7,297	32,500
	Bank of America
600	Strike @ $10 Exp 08/12	11,400	600
1,800	Strike @ $9 Exp 02/13	61,152	61,200
	Becton Dickinson
600	Strike @ $80 Exp 12/12	79,783	60,000
100	Strike @ $80 Exp 03/13	14,800	17,250
	Carnival
262	Strike @ $35 Exp 10/12	29,349	22,532
1,028	Strike @ $36 Exp 10/12	99,113	46,260
210	Strike @ $35 Exp 01/13	25,408	33,600
100	Strike @ $37 Exp 01/13	8,897	9,250
	Cisco Systems
1,000	Strike @ $19 Exp 01/13	80,974	32,000
	Clorox
100	Strike @ $70 Exp 10/12	20,699	39,000
	ConAgra Foods
340	Strike @ $27 Exp 09/12	14,951	1,700
300	Strike @ $27 Exp 12/12	14,692	3,000
340	Strike @ $27 Exp 01/13	10,771	5,950
	Eaton
74	Strike @ $46 Exp 10/12	3,624	7,770
686	Strike @ $46 Exp 01/13	74,069	144,060
600	Strike @ $52.5 Exp 01/13	130,968	25,200
	Eli Lilly
950	Strike @ $42 Exp 01/13	202,483	318,250
100	Strike @ $47 Exp 01/13	13,297	14,400

Number of Contracts	Description	Premium Received	Market Value
	Emerson Electric
230	Strike @ $48 Exp 01/13	$30,583	$66,700
900	Strike @ $50 Exp 01/13	73,206	175,500
	Entergy
690	Strike @ $70 Exp 01/13	67,958	241,500
	Exelon
900	Strike @ $40 Exp 01/13	97,752	85,500
840	Strike @ $41 Exp 01/13	58,190	58,800
	General Electric
1,150	Strike @ $21 Exp 09/12	55,269	54,050
970	Strike @ $21 Exp 10/12	29,984	66,930
450	Strike @ $22 Exp 12/12	15,739	24,750
	Harris
602	Strike @ $45 Exp 08/12	53,562	3,010
347	Strike @ $45 Exp 11/12	42,451	24,290
290	Strike @ $45 Exp 02/13	34,212	45,820
	Intel
420	Strike @ $28 Exp 01/13	22,669	27,300
70	Strike @ $30 Exp 01/13	4,968	1,890
1,560	Strike @ $30 Exp 04/13	81,594	78,000
	Johnson & Johnson
170	Strike @ $67.5 Exp 10/12	24,305	40,800
400	Strike @ $67.5 Exp 01/13	46,029	116,000
160	Strike @ $70 Exp 01/13	18,875	25,920
	Kohls
170	Strike @ $52.5 Exp 10/12	25,155	23,970
880	Strike @ $52.5 Exp 01/13	137,215	220,000
	Lockheed Martin
250	Strike @ $90 Exp 12/12	45,243	72,500
	Medtronic
200	Strike @ $41 Exp 11/12	24,045	22,000
50	Strike @ $40 Exp 01/13	5,648	9,950
250	Strike @ $41 Exp 01/13	27,193	39,000
800	Strike @ $42 Exp 01/13	99,978	96,800
50	Strike @ $40 Exp 02/13	6,899	10,500
	MetLife
50	Strike @ $40 Exp 09/12	4,949	350
50	Strike @ $35 Exp 12/12	6,299	4,000
651	Strike @ $38 Exp 12/12	91,083	23,436
449	Strike @ $39 Exp 12/12	55,664	11,899
410	Strike @ $35 Exp 01/13	44,378	42,230
50	Strike @ $42 Exp 01/13	8,099	1,000
100	Strike @ $35 Exp 03/13	10,297	13,600
	Microsoft
450	Strike @ $31 Exp 10/12	20,719	25,200
450	Strike @ $32.5 Exp 01/13	33,288	30,150
300	Strike @ $33 Exp 04/13	25,448	28,200
	NextEra Energy
40	Strike @ $62.5 Exp 09/12	5,719	36,400
	Nokia OYJ, SP ADR
210	Strike @ $6 Exp 10/12	3,355	420
750	Strike @ $10 Exp 01/13	7,481	1,500
3,040	Strike @ $7.5 Exp 01/13	43,490	12,160
	PartnerRe (Bahamas)
630	Strike @ $70 Exp 08/12	68,219	187,425
	PepsiCo
400	Strike @ $67.5 Exp 10/12	59,965	220,000

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund (formerly ASTON/M.D. Sass Enhanced Equity Fund) Schedule of Investments (unaudited) – continued	July 31, 2012

Number of Contracts	Description	Premium Received	Market Value
	PPL
704	Strike @ $28 Exp 10/12	$36,978	$89,760
500	Strike @ $29 Exp 01/13	22,342	40,000
	Procter & Gamble
29	Strike @ $62.5 Exp 08/12	1,188	7,163
50	Strike @ $65 Exp 01/13	8,399	11,050
200	Strike @ $67.5 Exp 01/13	27,294	22,600
	Public Service Enterprise
1,450	Strike @ $35 Exp 12/12	57,946	58,000
250	Strike @ $35 Exp 03/13	22,243	18,750
	Raytheon
1	Strike @ $52.5 Exp 08/12	92	334
50	Strike @ $55 Exp 11/12	5,149	12,000
	Staples
100	Strike @ $17 Exp 12/12	4,897	1,000
500	Strike @ $16 Exp 01/13	22,857	7,500
1,450	Strike @ $15 Exp 03/13	49,299	61,625
	Suntrust
500	Strike @ $27 Exp 01/13	51,487	45,500
	Sysco
100	Strike @ $29 Exp 08/12	5,897	7,000
400	Strike @ $31 Exp 08/12	20,677	2,000
150	Strike @ $32 Exp 08/12	8,846	375
850	Strike @ $29 Exp 11/12	88,760	93,500
50	Strike @ $31 Exp 11/12	2,949	1,500
150	Strike @ $30 Exp 02/13	8,996	14,250
	United Technologies
60	Strike @ $87.5 Exp 11/12	15,298	1,020
70	Strike @ $85 Exp 01/13	16,658	5,880
560	Strike @ $82.5 Exp 02/13	67,764	87,920
	Walgreen
320	Strike @ $33 Exp 01/13	30,071	134,400
50	Strike @ $35 Exp 01/13	4,999	14,300
1,150	Strike @ $36 Exp 01/13	48,212	265,650
150	Strike @ $37 Exp 01/13	17,372	26,850
	Wells Fargo
1,000	Strike @ $36 Exp 01/13	130,153	130,000
	Xerox
4,250	Strike @ $9 Exp 01/13	123,993	36,125

	Total Written Call Options	$3,577,853	$4,473,564

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/River Road Long/Short Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

The chart represents total investments in the Fund. Exchange Traded Funds, Materials and Telecommunication Services are negative 2.43%, 1.67% and 1.34%, respectively and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 71.11%

	Consumer Discretionary – 18.04%
1,719	Big Lots *	$69,636
5,369	General Motors * (a)	105,823
7,006	Gentex	112,166
3,699	Guess?	111,340
3,585	Kohl’s (a)	178,246
7,409	Liberty Media, Class A * (a)	138,771
6,027	Madison Square Garden, Class A * (a)	218,479
11,214	Thomson Reuters (a)	317,468

		1,251,929

	Consumer Staples – 6.45%
3,926	Constellation Brands, Class A * (a)	110,752
7,956	Molson Coors Brewing, Class B (a)	336,698

		447,450

	Energy – 5.48%
1,461	Devon Energy (a)	86,374
1,697	Occidental Petroleum	147,690
2,055	Schlumberger	146,439

		380,503

	Financials – 15.90%
2,471	Berkshire Hathaway, Class B * (a)	209,640
1,212	BlackRock	206,355
3,925	CME Group (a)	204,532
5,930	Loews (a)	234,769

Shares		Market Value

	Financials (continued)
4,249	MSCI *	$140,854
5,075	SEI Investments	107,489

		1,103,639

	Healthcare – 3.03%
2,775	Becton, Dickinson (a)	210,095

	Industrials – 4.38%
1,416	Dun & Bradstree	113,549
5,348	Expeditors International of Washington (a)	190,228

		303,777

	Information Technology – 15.57%
3,539	DST Systems (a)	190,752
5,723	Global Payments (a)	245,059
6,778	Microsoft	199,748
5,860	Oracle	176,972
15,378	Western Union (a)	268,039

		1,080,570

	Utilities – 2.26%
3,204	National Fuel Gas (a)	156,804

	Total Common Stocks (Cost $4,748,665)	4,934,767

INVESTMENT COMPANY – 22.78%
1,580,515	BlackRock Liquidity Funds TempCash Portfolio	1,580,515

	Total Investment Company (Cost $1,580,515)	1,580,515

Total Investments – 93.89% (Cost $6,329,180)***		6,515,282

$1,557,988 in cash and $2,211,106 in securities was segregated or on deposit with a prime broker to cover short sales as of July 31, 2012 and is included in “Net Other Assets and Liabilities”.

SHORT SALES – (25.92)%

	Consumer Discretionary – (14.90)%
(5,470)	American Axle & Manufacturing Holdings **	(59,020)
(1,216)	Bed Bath & Beyond **	(74,115)
(925)	BJ’s Restaurants **	(36,612)
(513)	Blyth	(17,586)
(688)	Charter Communications, Class A **	(52,921)
(1,066)	Children’s Place Retail Stores **	(54,153)
(1,499)	DineEquity **	(79,897)
(1,627)	Finish Line , Class A	(33,972)
(925)	Garmin (Switzerland)	(35,714)
(7,342)	Goodyear Tire & Rubber **	(84,066)
(2,362)	Hanesbrands **	(70,907)
(630)	Life Time Fitness **	(28,608)
(2,068)	Mattress Firm Holding **	(60,303)
(2,386)	Orient Express Hotels	(21,760)

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/River Road Long/Short Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value

	Consumer Discretionary (continued)
(7,571)	Saks **	$(78,966)
(1,282)	Shutterfly **	(42,088)
(4,541)	Sonic **	(44,956)
(2,657)	Sony, SP ADR	(32,283)
(1,142)	Sturm Ruger & CO	(56,449)
(1,232)	Thor Industries	(35,395)
(990)	Williams-Sonoma	(34,403)

		(1,034,174)

	Consumer Staples – (0.81)%
(664)	ConAgra Foods	(16,394)
(1,691)	Snyders-Lance	(39,620)

		(56,014)

	Exchange Traded Funds – (2.43)%
(3,311)	United States Natural Gas Fund LP **	(72,941)
(2,934)	United States Oil Fund LP **	(95,883)

		(168,824)

	Financials – (0.41)%
(1,308)	Equity One, REIT	(28,371)

	Healthcare – (1.23)%
(1,744)	Insulet **	(34,113)
(1,394)	Questcor Pharmaceuticals **	(51,397)

		(85,510)

	Industrials – (1.14)%
(2,781)	Deluxe	(78,758)

	Information Technology – (1.99)%
(2,681)	Ciena **	(42,976)
(6,777)	Earthlink	(46,422)
(2,186)	RealPage **	(48,573)

		(137,971)

	Materials – (1.67)%
(1,691)	International Paper	(55,482)
(3,273)	Louisiana-Pacific **	(33,777)
(645)	Texas Industries	(26,942)

		(116,201)

	Telecommunication Services – (1.34)%
(2,233)	CenturyLink	(92,759)

	Total Short Sales – (25.92)% (Proceeds $1,734,998)	(1,798,582)

Net Other Assets and Liabilities – 32.03%		2,222,568

Net Assets – 100.00%		$6,939,268

*	Non-income producing security.

**	No dividend payable on security sold short.

***	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$254,292
Gross unrealized depreciation	(68,190)

Net unrealized appreciation	$186,102

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ETF	Exchange-Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/Neptune International Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 95.19%

	Australia – 2.48%
1,500	WorleyParsons	$41,127

	Brazil – 1.19%
1,000	Petroleo Brasileiro, ADR	19,630

	China – 24.04%
1,000	Baidu, SP ADR *	120,520
10,000	China Life Insurance, Class H	27,661
5,000	China Mobile	58,642
7,000	China Resources Enterprise	19,408
35,000	Mandarin Oriental International	49,000
40,000	PetroChina, Class H	50,137
21,666	Shangri-La Asia	42,747
1,000	Tencent Holdings	29,892

		398,007

	France – 6.75%
100	Hermes International	27,272
300	LVMH Moet Hennessy Louis Vuitton	45,236
850	Total	39,329

		111,837

	India – 1.20%
500	Infosys, SP ADR	19,790

	Japan – 9.48%
300	FANUC	46,886
2,000	Komatsu	45,005
3,500	Kubota	33,466
5,000	Toray Industries	31,552

		156,909

	Netherlands – 3.26%
1,000	Akzo Nobel	54,021

Shares		Market Value

	Norway – 2.86%
1,000	Yara International	$47,399

	Russia – 8.41%
4,000	Gazprom, SP ADR *	36,840
350	Lukoil, SP ADR *	19,775
1,781	MMC Norilsk Nickel, ADR *	27,427
2,750	Sberbank, SP ADR	30,648
1,250	X5 Retail Group, GDR *	24,525

		139,215

	Switzerland – 2.84%
800	Novartis AG	46,953

	Taiwan – 2.53%
3,000	Taiwan Semiconductor Manufacturing, SP ADR	41,910

	United Kingdom – 30.15%
1,300	Antofagasta PLC	21,849
1,300	BHP Billiton PLC	38,094
1,000	British American Tobacco PLC	53,267
2,500	Diageo PLC	66,907
1,000	GlaxoSmithKline PLC	23,024
1,000	Imperial Tobacco Group PLC	38,867
17,140	Polyus Gold International, SP GDR *	54,955
5,000	Rolls-Royce Holdings PLC	66,672
1,687	Standard Chartered PLC	38,735
5,000	Tesco PLC	24,936
2,000	Unilever PLC	71,838

		499,144

	Total Common Stocks (Cost $1,658,315)	1,575,942

INVESTMENT COMPANY – 3.41%
56,473	BlackRock Liquidity Funds TempCash Portfolio	56,473

	Total Investment Company (Cost $56,473)	56,473

Total Investments – 98.60% (Cost $1,714,788)**		1,632,415

Net Other Assets and Liabilities – 1.40%		23,168

Net Assets – 100.00%		$1,655,583

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$217,138
Gross unrealized depreciation	(299,511)

Net unrealized depreciation	$(82,373)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Barings International Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 96.74%

	Australia – 1.38%
33,104	Newcrest Mining	$817,538

	Belgium – 1.90%
14,281	Anheuser-Busch InBev	1,127,559

	China – 1.51%
7,400	Baidu, SP ADR *	891,848

	Denmark – 1.34%
5,123	Novo Nordisk, Class B	791,555

	France – 5.82%
13,975	Sanofi	1,142,946
35,512	SES	855,095
64,173	Suez Environnement	705,655
16,159	Total	747,667

		3,451,363

	Germany – 9.70%
15,229	Bayer	1,160,060
9,911	Bayerische Motoren Werke	741,063
18,365	Deutsche Boerse	914,363
10,068	Fresenius	1,075,255
7,163	Muenchener Rueckversicherungs-Gesellschaft	1,018,829
13,140	SAP	838,448

		5,748,018

	Hong Kong – 1.33%
63,000	Sun Hung Kai Properties	787,632

	India – 0.56%
19,209	Niko Resources	329,647

Shares		Market Value

	Israel – 2.90%
83,586	Israel Chemicals	$989,289
17,781	Teva Pharmaceutical Industries, SP ADR	727,065

		1,716,354

	Japan – 20.52%
10,300	Daito Trust Construction	995,392
14,600	East Japan Railway	938,138
4,400	FANUC	687,667
72,000	Hitachi Metals	796,262
26,900	Honda Motor	878,360
738	Jupiter Telecommunications	736,819
4,290	KEYENCE	1,076,824
10,500	Kyocera	840,000
46,300	Mitsubishi	928,074
10,500	Nidec	831,936
83,700	Rakuten	834,589
22,000	Sysmex	964,480
37,800	Tokio Marine Holdings	876,718
16,400	Tokyo Electron	771,456

		12,156,715

	Mexico – 3.36%
40,591	America Movil, Class L, ADR	1,083,374
39,670	Fresnillo	905,577

		1,988,951

	Netherlands – 2.66%
12,619	Fugro	826,786
22,009	Royal Dutch Shell	750,387

		1,577,173

	Norway – 1.01%
28,583	Subsea 7	600,819

	Papua New Guinea – 1.29%
103,595	Oil Search	762,072

	Russia – 1.15%
73,963	Gazprom, SP ADR *	681,199

	Singapore – 3.32%
86,000	DBS Group Holdings	1,018,676
105,700	Keppel	949,635

		1,968,311

	South Korea – 3.29%
60,673	KT, SP ADR	864,590
936	Samsung Electronics	1,083,670

		1,948,260

	Sweden – 1.53%
137,120	TeliaSonera	908,333

	Switzerland – 7.37%
26,937	Julius Baer Group	965,682
4,321	Roche Holding	767,007
2,549	Syngenta	871,250

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Barings International Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Shares		Market Value

	Switzerland (continued)
78,583	UBS *	$828,249
4,190	Zurich Financial Services	934,306

		4,366,494

	United Kingdom – 24.80%
50,639	Admiral Group	866,981
56,084	BG Group	1,109,686
18,592	British American Tobacco	990,347
445,208	Centamin *	464,878
41,050	GlaxoSmithKline	945,124
154,154	ICAP	769,537
26,795	Imperial Tobacco Group	1,041,435
91,134	Prudential	1,090,201
9,208	Randgold Resources	837,327
216,390	Resolution	698,886
74,866	Rolls-Royce Holdings *	998,299
29,037	SABMiller	1,255,134
29,188	Shire	845,684
40,695	Standard Chartered	934,399
31,265	Tullow Oil	632,339
95,917	WPP	1,215,091

		14,695,348

	Total Common Stocks (Cost $58,432,824)	57,315,189

INVESTMENT COMPANY – 3.15%

1,869,853	BlackRock Liquidity Funds TempCash Portfolio	1,869,853

	Total Investment Company (Cost $1,869,853)	1,869,853

Total Investments – 99.89% (Cost $60,302,677)**		59,185,042

Net Other Assets and Liabilities – 0.11%		63,037

Net Assets – 100.00%		$59,248,079

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,162,418
Gross unrealized depreciation	(5,280,053)

Net unrealized depreciation	$(1,117,635)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/Harrison Street Real Estate Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 98.53%

	Diversified – 21.72%
8,700	American Tower	$629,097
3,900	Digital Realty Trust	304,473
5,100	Dundee Real Estate Investment Trust (Canada)	195,436
9,700	Dupont Fabros Technology	260,930
3,800	Entertainment Properties Trust	171,608
6,900	Rayonier	329,061

		1,890,605

	Healthcare – 12.95%
19,700	Medical Properties Trust	194,045
13,700	Sabra Health Care	253,724
10,100	Ventas	679,225

		1,126,994

	Hotels – 5.91%
11,400	RLJ Lodging Trust	200,640
2,500	Starwood Hotels & Resorts Worldwide	135,375
29,400	Strategic Hotels & Resorts *	178,164

		514,179

	Industrial – 1.49%
9,000	STAG Industrial	130,140

	Office Properties – 14.13%
3,900	Alexandria Real Estate Equities	286,572
16,400	BioMed Realty Trust	308,320
8,800	Corporate Office Properties Trust	195,888
5,575	SL Green Realty	439,031

		1,229,811

Shares		Market Value

	Residential – 14.53%
12,000	Apartment Investment & Management, Class A	$329,160
4,900	Camden Property Trust	349,419
2,000	Essex Property Trust	314,720
10,200	UDR	271,422

		1,264,721

	Retail – 25.43%
8,900	CBL & Associates Properties	175,597
23,600	General Growth Properties	427,632
17,300	Inland Real Estate	138,054
19,100	Kimco Realty	372,259
4,200	Regency Centers	200,970
5,600	Simon Property Group	898,744

		2,213,256

	Storage – 2.37%
6,300	Extra Space Storage	206,262

	Total Common Stocks (Cost $7,393,630)	8,575,968

INVESTMENT COMPANY – 1.83%

159,176	BlackRock Liquidity Funds TempCash Portfolio	159,176

	Total Investment Company (Cost $159,176)	159,176

Total Investments – 100.36% (Cost $7,552,806)**		8,735,144

Net Other Assets and Liabilities – (0.36)%		(30,904)

Net Assets – 100.00%		$8,704,240

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,204,274
Gross unrealized depreciation	(21,936)

Net unrealized appreciation	$1,182,338

See accompanying Notes to Schedule of Investments.

52

Aston Funds

ASTON/Montag & Caldwell Balanced Fund Schedule of Investments (unaudited)	July 31, 2012

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 55.48%

	Consumer Discretionary – 8.32%
1,252	Amazon.com *	$292,092
6,600	Bed Bath & Beyond *	402,270
6,700	Las Vegas Sands	244,014
4,400	McDonald’s	393,184
2,650	NIKE, Class B	247,378
8,350	Omnicom Group	419,003
9,100	Starbucks	412,048
8,850	TJX	391,878

		2,801,867

	Consumer Staples – 14.45%
12,000	Coca-Cola	969,600
5,700	Colgate-Palmolive	611,952
8,000	Costco Wholesale	769,440
20,850	Kraft Foods, Class A	827,954
6,720	PepsiCo	488,746
4,400	Philip Morris International	402,336
6,250	Procter & Gamble	403,375
11,300	Unilever (Netherlands)	391,545

		4,864,948

	Energy – 4.30%
9,900	Cameron International *	497,673
7,200	Occidental Petroleum	626,616
4,550	Schlumberger	324,233

		1,448,522

	Financials – 0.84%
8,400	Wells Fargo	284,004

	Healthcare – 8.29%
13,450	Abbott Laboratories	891,869
6,350	Allergan	521,144
8,950	AmerisourceBergen	355,315

Shares		Market Value

	Healthcare (continued)
8,265	Express Scripts *	$478,874
10,450	Stryker	543,714

		2,790,916

	Industrials – 3.87%
39,100	General Electric	811,325
6,500	United Parcel Service, Class B	491,465

		1,302,790

	Information Technology – 13.28%
4,750	Accenture, Class A (Ireland)	286,425
1,510	Apple *	922,248
10,600	eBay *	469,580
7,200	EMC *	188,712
789	Google, Class A *	499,413
20,200	Juniper Networks *	354,106
13,600	Oracle	410,720
12,900	Qualcomm	769,872
4,400	Visa, Class A	567,908

		4,468,984

	Materials – 2.13%
8,350	Monsanto	714,927

	Total Common Stocks (Cost $16,097,192)	18,676,958

Par Value

CORPORATE NOTES AND BONDS – 23.60%

	Consumer Staples – 4.07%
$350,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	423,218
400,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	472,545
450,000	Wal-Mart Stores Senior Unsecured Notes 3.200%, 05/15/14	472,828

		1,368,591

	Energy – 1.26%
400,000	ConocoPhillips 4.750%, 02/01/14	425,316

	Financials – 5.23%
425,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	470,990
400,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	439,425
400,000	U.S. Bancorp Senior Unsecured Notes 4.200%, 05/15/14	426,581

See accompanying Notes to Schedule of Investments.

53

Aston Funds

ASTON/Montag & Caldwell Balanced Fund Schedule of Investments (unaudited) – continued	July 31, 2012

Par Value		Market Value

	Financials (continued)
$ 400,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	$423,508

		1,760,504

	Healthcare – 3.83%
400,000	Abbott Laboratories Senior Unsecured Notes 4.350%, 03/15/14	425,273
300,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	439,419
400,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	423,650

		1,288,342

	Industrials – 3.20%
1,000,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	1,079,041

	Information Technology – 4.63%
350,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	409,350
400,000	Google Senior Unsecured Notes 3.625%, 05/19/21	454,903
300,000	Hewlett-Packard Senior Unsecured Notes 4.500%, 03/01/13	305,919
375,000	Oracle Senior Unsecured Notes 4.950%, 04/15/13	387,442

		1,557,614

	Telecommunication Services – 1.38%
400,000	Verizon Communications Senior Unsecured Notes 5.550%, 02/15/16	464,602

	Total Corporate Notes and Bonds (Cost $7,484,416)	7,944,010

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 12.56%

	Fannie Mae – 0.20%
16,972	7.500%, 02/01/35, Pool # 787557	21,033
6,807	7.500%, 04/01/35, Pool # 819231	8,442
35,165	6.000%, 11/01/35, Pool # 844078	39,044

		68,519

	Freddie Mac – 0.67%
200,000	4.500%, 01/15/13	203,974
19,539	5.500%, 12/01/20, Gold Pool # G11820	21,433

		225,407

Par Value		Market Value

	Government National Mortgage Association – 0.10%
$ 30,443	5.500%, 02/15/39, Pool # 698060	$34,034

	U.S. Treasury Bonds – 2.33%
375,000	5.375%, 02/15/31	559,160
200,000	3.125%, 11/15/41	223,719

		782,879

	U.S. Treasury Notes – 9.26%
350,000	0.250%, 02/15/15	350,027
400,000	4.000%, 02/15/15	437,812
250,000	4.500%, 02/15/16	286,328
425,000	2.625%, 04/30/16	460,295
425,000	4.625%, 02/15/17	502,894
500,000	3.125%, 05/15/19	573,008
475,000	2.125%, 08/15/21	506,692

		3,117,056

	Total U.S. Government and Agency Obligations (Cost $3,911,313)	4,227,895

Shares

INVESTMENT COMPANY – 4.04%
1,360,523	BlackRock Liquidity Funds TempCash Portfolio	1,360,523

	Total Investment Company (Cost $1,360,523)	1,360,523

Total Investments – 95.68% (Cost $28,853,444)**		32,209,386

Net Other Assets and Liabilities – 4.32%		1,453,454

Net Assets – 100.00%		$33,662,840

*	Non-income producing security.
**	At July 31, 2012, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,550,374
Gross unrealized depreciation	(194,432)

Net unrealized appreciation	$3,355,942

MTN	Medium Term Note

Portfolio Composition
Common Stocks	58%
Investment Company	4%
U.S. Government and Agency Obligations	13%
Corporate Notes and Bonds (Moody’s Ratings)
Aaa	2%
Aa	7%
A	16%

100%

See accompanying Notes to Schedule of Investments.

54

Aston Funds

Notes to Schedule of Investments (unaudited)	July 31, 2012

Note (1) Security Valuation: Equity securities, closed-end funds, exchange traded funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

— Level 1	–	unadjusted quoted prices in active markets for identical assets or liabilities
— Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
— Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. A summary of the inputs used to value the Funds’ net assets as of July 31, 2012 is as follows:

Funds	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$4,028,444,436	$4,028,444,436	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$53,803,063	$53,803,063	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$25,648,491	$25,648,491	$—	$—

TAMRO Diversified Equity Fund
Assets
Common Stocks*	$21,161,827	$21,161,827	$—	$—
Investment Company*	597,053	597,053	—	—
Derivatives
Equity Options Contracts	24,245	24,245	—	—

Total	$21,783,125	$21,783,125	$—	$—

55

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2012

Funds	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$885,574,687	$885,574,687	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$1,055,996	$1,055,996	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$2,851,815,538	$2,851,815,538	$—	$—

Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$6,550,965	$6,550,965	$—	$—

Cardinal Mid Cap Value Fund
Assets
Investments in Securities*	$1,783,960	$1,783,960	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$177,818,684	$161,108,519	$16,710,165	$—
Consumer Staples	67,644,666	67,644,666	—	—
Energy	48,050,247	48,050,247	—	—
Financials	196,925,330	196,925,330	—	—
Healthcare	196,454,667	196,454,667	—	—
Industrials	155,468,661	155,468,661	—	—
Information Technology	82,229,537	82,229,537	—	—
Materials	44,704,532	44,704,532	—	—
Utilities	9,961,633	9,961,633	—	—

Total Common Stocks	979,257,957	962,547,792	16,710,165	—

Investment Company*	10,225,651	10,225,651	—	—

Total	$989,483,608	$972,773,443	$16,710,165	$—

River Road Select Value Fund
Assets
Investments in Securities*	$155,863,063	$155,863,063	$—	$—

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$72,233,613	$66,390,148	$5,843,465	$—
Consumer Staples	24,373,605	24,373,605	—	—
Energy	16,362,289	16,362,289	—	—
Financials	38,303,018	38,303,018	—	—
Healthcare	24,953,914	24,953,914	—	—
Industrials	44,242,321	44,242,321	—	—
Information Technology	38,029,190	38,029,190	—	—
Materials	4,307,583	4,307,583	—	—
Telecommunication Services	2,240,237	2,240,237	—	—
Utilities	3,514,023	3,514,023	—	—

Total Common Stocks	$268,559,793	$262,716,328	$5,843,465	$—

Investment Company*	8,526,315	8,526,315	—	—

Total	$277,086,108	$271,242,643	$5,843,465	$—

56

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2012

Funds	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$45,402,904	$45,402,904	$—	$—
Consumer Staples	27,420,453	23,858,297	3,562,156	—
Energy	53,156,886	53,156,886	—	—
Financials	15,126,951	15,126,951	—	—
Healthcare	40,304,895	40,304,895	—	—
Industrials	25,222,143	25,222,143	—	—
Information Technology	57,836,020	43,634,893	14,201,127	—
Materials	17,464,875	17,464,875	—	—
Utilities	11,426,163	5,996,710	5,429,453	—

Total Common Stocks	$293,361,290	$270,168,554	$23,192,736	—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$5,066,027	$5,066,027	$—	$—

Small Cap Growth Fund
Assets
Investment in Securities*	$8,119,577	$8,119,577	$—	$—

Veredus Select Growth Fund
Assets
Investments in Securities*	$40,644,612	$40,644,612	$—	$—

Veredus Small Cap Growth Fund
Assets
Investment in Securities*	$24,340,289	$24,340,289	$—	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$18,635,365	$—	$18,635,365	$—
U.S. Government Obligations	29,337,624	—	29,337,624	—
U.S. Government Mortgage-Backed Securities	17,725,800	—	14,635,800	3,090,000
Corporate Notes and Bonds	48,254,292	—	48,050,042	204,250
Collateralized Mortgage-Backed Securities	26,709,089	—	26,709,089	—
Asset-Backed Securities	1,673,142	—	1,673,142	—
Foreign Government Bond	5,539,600	—	5,539,600	—
Investment Company*	9,684,076	9,684,076	—	—

Total	$157,558,988	$9,684,076	$144,580,662	$3,294,250

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$46,341,540	$—	$46,341,540	$—
U.S. Government and Agency Obligations	17,697,392	—	17,697,392	—
Commercial Mortgage-Backed Securities	685,225	—	685,225	—
Asset-Backed Securities	3,703,551	—	3,703,551	—
Foreign Government Bond	1,567,000	—	1,567,000	—
Commercial Paper	149,990	—	149,990	—
Investment Company*	2,445,776	2,445,776	—	—

Total	$72,590,474	$2,445,776	$70,144,698	$—

57

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2012

Funds	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$264,025,265	$264,025,265	$—	$—

Dynamic Allocation Fund
Assets
Investments in Securities*	$31,105,032	$31,105,032	$—	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$172,647,524	$172,647,524	$—	$—
Derivatives
Equity Contracts	934,900	934,900	—	—

Total Assets	173,582,424	173,582,424	—	—

Liabilities
Derivatives
Equity Contracts	(4,473,564)	(4,473,564)	—	—

Total Liabilities	(4,473,564)	(4,473,564)	—	—

Total	$169,108,860	$169,108,860	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$6,515,282	$6,515,282	$—	$—

Total Assets	6,515,282	6,515,282	—	—

Liabilities
Short Sales*	(1,798,582)	(1,798,582)	—	—

Total Liabilities	(1,798,582)	(1,798,582)	—	—

Total	$4,716,700	$4,716,700	—	$—

Neptune International Fund
Assets
Investment in Securities*	$1,632,415	$1,632,415	$—	$—

Barings International Fund
Assets
Investment in Securities*	$59,185,042	$59,185,042	$—	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$8,735,144	$8,735,144	$—	$—

Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$18,676,958	$18,676,958	$—	$—
Corporate Notes and Bonds	7,944,010	—	7,944,010	—
U.S. Government and Agency Obligations	4,227,895	—	4,227,895	—
Investment Company*	1,360,523	1,360,523	—	—

Total	$32,209,386	$20,037,481	$12,171,905	$—

* All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

58

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2012

Neptune International Fund and Barings International Fund may utilize an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time these Funds valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at July 31, 2012, and therefore, the Neptune International Fund and the Barings International Fund did not utilize the external pricing service model adjustments. As a result, certain securities that were held in these Funds at July 31, 2012 and since the beginning of the nine-month period, were transferred from Level 2 to Level 1.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain securities that were held at July 31, 2012 and since the beginning of the nine-month period in the TAMRO Small Cap Fund, the River Road Small Cap Value Fund and the River Road Independent Value Fund had significant changes in liquidity which resulted in a transfer between levels.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
TAMRO Small Cap Fund	$16,710,165	$—
River Road Small Cap Value Fund	—	9,117,926
River Road Independent Value Fund	14,201,127	—
Neptune International Fund	—	1,090,813
Barings International Fund	—	41,567,905

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2012:

DoubleLine Core Plus Fixed Income	U.S. Government Mortgage- Backed Securities	Corporate Notes and Bonds	Total
Fair Value, beginning of period	$—	$—	$—
Purchases	3,112,969	204,250	3,317,219
Sales	—	—	—
Amortization	—	(1)	(1)
Change in unrealized appreciation (depreciation)	(22,969)	1	(22,968)

Fair Value, end of period	$3,090,000	$204,250	$3,294,250

Total change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period			$(22,969)

Barings International Fund	Common Stocks
Fair Value, beginning of period	$9,447
Sales	(9,094)
Net realized gains	3,219
Change in net unrealized appreciation (deprecation)	(3,572)

Fair Value, end of period	$—

Neptune International Fund	Common Stocks
Fair Value, beginning of period	$555
Sales	(534)
Net realized gains	189
Change in net unrealized appreciation (deprecation)	(210)

Fair Value, end of period	$—

Note (2) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at July 31, 2012 by primary risk exposure

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts	Equity Contracts
TAMRO Diversified Equity Fund	$24,245	$—
Anchor Capital Enhanced Equity Fund	934,900	4,473,564

Note (3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the nine month period ended July 31, 2012, the DoubleLine Core Plus Fixed Income Fund and the TCH Fixed Income Fund owned delayed delivery securities.

59

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	July 31, 2012

Note (4) Mortgage-Backed Securities: DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund and M&C Balanced Fund may invest in mortgage-backed securities (“MBS”), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMO”) and real estate mortgage investment conduits (“REMIC”). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

Note (5) Securities Sold Short: The River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The liquidity of the assets is determined by the Subadviser, in accordance with procedures established by the Board of Trustees.

Note (6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the TAMRO Diversified Equity and Anchor Capital Enhanced Equity Funds. See the Schedules of Investments for open options contracts held by TAMRO Diversified Equity and Anchor Capital Enhanced Equity Funds at July 31, 2012. For the nine months ended July 31, 2012, the average* volume of derivative activities are as follows:

	Purchased Options (Costs)	Written Options (Premium Received)
TAMRO Diversified Equity Fund	$151,072	$—
Anchor Capital Enhanced Equity Fund	1,584,962	3,118,965

* estimate based on quarter-end holdings

Note (7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the nine months ended July 31, 2012, the Neptune International Fund held forward foreign currency contracts. For the nine months ended July 31, 2012, the average (estimate based on quarterly holdings) volume of derivative activity was $9,677 of unrealized depreciation.

60

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date 9/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date 9/27/12

By (Signature and Title)*	/s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date 9/27/12

*	Print the name and title of each signing officer under his or her signature.